THE GROWTH FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Automobiles* – 3.4%
15,700	Tesla, Inc.	$ 6,757,437

Banks – 0.9%
35,250	Bank of America Corp.	1,875,300

Biotechnology – 2.0%
8,520	AbbVie, Inc.	1,900,045
5,945	Amgen, Inc.	2,032,477

		3,932,522

Broadline Retail* – 4.5%
37,375	Amazon.com, Inc.	8,943,837

Capital Markets – 1.0%
3,385	MSCI, Inc.	2,062,210

Commercial Services & Supplies – 1.9%
29,245	Rollins, Inc.	1,852,378
8,960	Waste Management, Inc.	1,991,271

		3,843,649

Communications Equipment – 1.1%
5,250	Motorola Solutions, Inc.	2,113,335

Consumer Staples Distribution & Retail – 3.1%
3,115	Casey’s General Stores, Inc.	1,889,248
2,485	Costco Wholesale Corp.	2,336,521
19,305	Performance Food Group Co.*	1,842,662

		6,068,431

Electrical Equipment – 1.1%
4,955	Rockwell Automation, Inc.	2,089,276

Electronic Equipment, Instruments & Components – 1.9%
14,405	Amphenol Corp. Class A	2,075,472
7,500	Jabil, Inc.	1,778,925

		3,854,397

Entertainment – 2.7%
24,405	Netflix, Inc.*	2,037,573
3,385	Spotify Technology SA*	1,693,685
8,150	TKO Group Holdings, Inc.	1,651,027

		5,382,285

Financial Services – 3.7%
6,380	Corpay, Inc.*	2,007,339
4,355	Mastercard, Inc. Class A	2,346,431
9,100	Visa, Inc. Class A	2,928,653

		7,282,423

Health Care Equipment & Supplies – 1.0%
5,590	Stryker Corp.	2,065,840

Health Care Providers & Services – 1.0%
2,395	McKesson Corp.	1,990,748

Hotels, Restaurants & Leisure – 2.9%
365	Booking Holdings, Inc.	1,825,672
6,745	Hilton Worldwide Holdings, Inc.	2,013,450
6,380	McDonald’s Corp.	2,009,700

		5,848,822

Industrial Conglomerates – 1.2%
10,030	Honeywell International, Inc.	2,282,026

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 9.8%
36,695	Alphabet, Inc. Class A	$ 12,402,910
9,770	Meta Platforms, Inc. Class A	7,000,205

		19,403,115

Machinery – 1.0%
7,840	Illinois Tool Works, Inc.	2,048,278

Media – 0.9%
8,660	Nexstar Media Group, Inc.	1,839,211

Oil, Gas & Consumable Fuels – 1.0%
9,690	Targa Resources Corp.	1,947,496

Pharmaceuticals – 2.3%
4,390	Eli Lilly & Co.	4,553,089

Professional Services – 0.8%
7,765	Broadridge Financial Solutions, Inc.	1,530,559

Real Estate Management & Development* – 1.0%
12,025	CBRE Group, Inc. Class A	2,048,218

Semiconductors & Semiconductor Equipment – 17.0%
24,510	Broadcom, Inc.	8,120,163
1,550	KLA Corp.	2,213,307
122,515	NVIDIA Corp.	23,416,292

		33,749,762

Software – 16.0%
6,210	Cadence Design Systems, Inc.*	1,840,396
63,270	Dropbox, Inc. Class A*	1,612,120
39,960	Dynatrace, Inc.*	1,522,076
2,940	Intuit, Inc.	1,466,825
40,640	Microsoft Corp.	17,486,985
10,505	Palo Alto Networks, Inc.*	1,859,070
10,030	PTC, Inc.*	1,565,984
11,510	ServiceNow, Inc.*	1,346,785
3,845	Tyler Technologies, Inc.*	1,420,343
8,970	Workday, Inc. Class A*	1,575,401

		31,695,985

Specialty Retail – 2.9%
5,660	Home Depot, Inc.	2,120,179
12,840	TJX Cos., Inc.	1,923,560
34,470	Tractor Supply Co.	1,753,834

		5,797,573

Technology Hardware, Storage & Peripherals – 11.3%
80,285	Apple, Inc.	20,832,352
16,030	NetApp, Inc.	1,544,490

		22,376,842

Textiles, Apparel & Luxury Goods – 0.9%
13,500	Tapestry, Inc.	1,713,285

TOTAL COMMON STOCKS (Cost $86,362,981)		$195,095,951

Exchange Traded Fund – 2.3%
9,675	iShares Russell 1000 Growth ETF	$ 4,508,066
(Cost $4,572,606)

THE GROWTH FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.0%
State Street Institutional US Government Money Market Fund – Premier Class
19,924	3.650%	$ 19,924
(Cost $19,924)

TOTAL INVESTMENTS – 100.6% (Cost $90,955,511)		$199,623,941

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(1,152,748)

NET ASSETS – 100.0%		$198,471,193

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

THE VALUE FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 6.4%
13,025	General Dynamics Corp.	$ 4,572,947
9,300	Lockheed Martin Corp.	5,898,246
24,215	RTX Corp.	4,865,520

		15,336,713

Banks – 7.3%
87,405	Bank of America Corp.	4,649,946
18,100	JPMorgan Chase & Co.	5,536,609
13,240	PNC Financial Services Group, Inc.	2,956,492
47,695	Wells Fargo & Co.	4,315,921

		17,458,968

Beverages – 2.0%
30,580	PepsiCo, Inc.	4,698,005

Biotechnology – 3.8%
19,705	AbbVie, Inc.	4,394,412
13,570	Amgen, Inc.	4,639,312

		9,033,724

Broadline Retail* – 1.8%
17,750	Amazon.com, Inc.	4,247,575

Building Products – 1.3%
41,390	A.O. Smith Corp.	3,041,751

Capital Markets – 7.5%
4,135	Blackrock, Inc.	4,626,817
28,855	Blackstone, Inc.	4,109,529
16,460	CME Group, Inc.	4,757,928
25,015	Morgan Stanley	4,572,742

		18,067,016

Chemicals – 1.3%
11,515	Air Products & Chemicals, Inc.	3,137,838

Communications Equipment – 1.9%
57,570	Cisco Systems, Inc.	4,508,882

Consumer Staples Distribution & Retail – 1.4%
27,930	Walmart, Inc.	3,327,580

Containers & Packaging – 1.3%
13,650	Packaging Corp. of America	3,037,808

Diversified Telecommunication Services – 4.0%
153,680	Comcast Corp. Class A	4,571,980
112,475	Verizon Communications, Inc.	5,007,387

		9,579,367

Electric Utilities – 3.2%
24,595	American Electric Power Co., Inc.	2,945,866
38,665	Duke Energy Corp.	4,691,998

		7,637,864

Electrical Equipment – 3.3%
14,035	Eaton Corp. PLC	4,932,180
20,885	Emerson Electric Co.	3,069,259

		8,001,439

Electronic Equipment, Instruments & Components – 1.5%
11,000	Littelfuse, Inc.	3,561,360

Entertainment – 1.9%
40,015	Walt Disney Co.	4,513,692

Shares	Description	Value

Common Stocks – (continued)
Financial Services* – 2.5%
12,350	Berkshire Hathaway, Inc. Class B	$ 5,934,546

Food Products – 2.6%
51,910	Mondelez International, Inc. Class A	3,035,178
48,085	Tyson Foods, Inc., Class A	3,141,393

		6,176,571

Health Care Equipment & Supplies – 3.6%
35,915	Abbott Laboratories	3,925,510
46,020	Medtronic PLC	4,738,219

		8,663,729

Hotels, Restaurants & Leisure – 3.1%
14,895	Darden Restaurants, Inc.	2,969,318
14,220	McDonald’s Corp.	4,479,300

		7,448,618

Household Products – 2.0%
31,510	Procter & Gamble Co.	4,782,273

Industrial REITs – 1.9%
35,240	Prologis, Inc.	4,600,934

Insurance – 3.0%
14,460	Chubb Ltd.	4,476,238
34,655	MetLife, Inc.	2,733,586

		7,209,824

Interactive Media & Services – 3.2%
22,560	Alphabet, Inc. Class A	7,625,280

IT Services – 1.2%
35,195	Amdocs Ltd.	2,883,878

Machinery – 2.4%
11,205	Illinois Tool Works, Inc.	2,927,419
37,470	Stanley Black & Decker, Inc.	2,947,390

		5,874,809

Media* – 0.1%
6,147	Versant Media Group, Inc.	200,269

Metals & Mining – 1.5%
19,150	Southern Copper Corp.	3,644,628

Multi-Utilities – 1.2%
49,270	Dominion Energy, Inc.	2,964,576

Oil, Gas & Consumable Fuels – 6.7%
25,665	Chevron Corp.	4,540,138
38,060	Exxon Mobil Corp.	5,381,684
38,715	ONEOK, Inc.	3,065,841
47,850	Williams Cos., Inc.	3,218,391

		16,206,054

Pharmaceuticals – 4.0%
21,690	Johnson & Johnson	4,929,052
42,940	Merck & Co., Inc.	4,734,994

		9,664,046

Semiconductors & Semiconductor Equipment – 6.2%
13,170	Broadcom, Inc.	4,363,221
3,555	KLA Corp.	5,076,326
25,145	Texas Instruments, Inc.	5,420,005

		14,859,552

THE VALUE FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialized REITs – 1.2%
10,785	Public Storage	$ 2,978,709

Specialty Retail – 2.0%
12,980	Home Depot, Inc.	4,862,178

TOTAL COMMON STOCKS (Cost $176,158,365)		$235,770,056

Exchange Traded Fund – 1.4%
15,657	iShares Russell 1000 Value ETF	$ 3,442,348
(Cost $3,037,077)

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund – Premier Class
356,187	3.650%	$ 356,187
(Cost $356,187)

TOTAL INVESTMENTS – 99.9% (Cost $179,551,629)		$239,568,591

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		252,559

NET ASSETS – 100.0%		$239,821,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviation:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE MIDCAP GROWTH FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 5.2%
3,480	Axon Enterprise, Inc.*	$ 1,682,859
4,955	HEICO Corp.	1,639,659
17,415	Howmet Aerospace, Inc.	3,623,713

		6,946,231

Biotechnology* – 3.7%
5,655	Alnylam Pharmaceuticals, Inc.	1,911,729
35,964	Exelixis, Inc.	1,487,471
16,430	Incyte Corp.	1,644,150

		5,043,350

Capital Markets – 5.1%
3,790	Ameriprise Financial, Inc.	1,998,050
13,885	Bank of New York Mellon Corp.	1,665,089
2,785	MSCI, Inc.	1,696,678
15,085	Tradeweb Markets, Inc. Class A	1,554,811

		6,914,628

Commercial Services & Supplies – 1.3%
26,845	Rollins, Inc.	1,700,362

Construction & Engineering – 4.1%
2,640	EMCOR Group, Inc.	1,902,727
7,325	MasTec, Inc.*	1,761,516
3,785	Quanta Services, Inc.	1,796,475

		5,460,718

Consumer Staples Distribution & Retail – 2.6%
2,880	Casey’s General Stores, Inc.	1,746,720
17,955	Performance Food Group Co.*	1,713,805

		3,460,525

Electric Utilities – 1.1%
10,135	NRG Energy, Inc.	1,546,905

Electrical Equipment – 3.5%
4,115	Rockwell Automation, Inc.	1,735,090
16,295	Vertiv Holdings Co. Class A	3,033,803

		4,768,893

Electronic Equipment, Instruments & Components – 2.5%
11,915	Amphenol Corp. Class A	1,716,713
6,945	Jabil, Inc.	1,647,285

		3,363,998

Entertainment – 3.5%
27,470	ROBLOX Corp. Class A*	1,806,427
6,380	Take-Two Interactive Software, Inc.*	1,405,514
7,550	TKO Group Holdings, Inc.	1,529,479

		4,741,420

Financial Services – 2.3%
11,075	Apollo Global Management, Inc.	1,490,031
5,280	Corpay, Inc.*	1,661,246

		3,151,277

Health Care Equipment & Supplies – 4.8%
2,375	IDEXX Laboratories, Inc.*	1,592,342
5,675	Insulet Corp.*	1,451,722
12,470	Masimo Corp.*	1,712,505
6,765	ResMed, Inc.	1,747,467

		6,504,036

Health Care Providers & Services – 3.5%
7,865	Cardinal Health, Inc.	1,690,031

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
8,235	Cencora, Inc.	$ 2,958,177

		4,648,208

Health Care Technology* – 1.1%
7,250	Veeva Systems, Inc. Class A	1,478,420

Hotels, Restaurants & Leisure – 12.8%
3,870	Domino’s Pizza, Inc.	1,587,977
7,510	Flutter Entertainment PLC*	1,240,277
10,045	Hilton Worldwide Holdings, Inc.	2,998,533
9,900	Hyatt Hotels Corp. Class A	1,548,063
14,910	Planet Fitness, Inc. Class A*	1,357,406
23,655	Restaurant Brands International, Inc.	1,584,648
11,355	Royal Caribbean Cruises Ltd.	3,686,401
21,330	Wyndham Hotels & Resorts, Inc.	1,552,611
10,710	Yum! Brands, Inc.	1,665,405

		17,221,321

Household Durables* – 1.3%
14,395	SharkNinja, Inc.	1,701,489

Independent Power Producers & Energy Traders – 1.8%
15,130	Vistra Corp.	2,395,835

Insurance* – 1.1%
745	Markel Group, Inc.	1,520,277

Interactive Media & Services* – 1.0%
63,030	Pinterest, Inc. Class A	1,394,854

IT Services* – 1.8%
13,525	Cloudflare, Inc. Class A	2,398,659

Leisure Products – 1.3%
19,695	Hasbro, Inc.	1,758,960

Life Sciences Tools & Services* – 1.2%
4,235	Waters Corp.	1,569,999

Machinery – 2.7%
17,935	Donaldson Co., Inc.	1,828,294
6,650	Lincoln Electric Holdings, Inc.	1,764,577

		3,592,871

Media – 1.3%
8,060	Nexstar Media Group, Inc.	1,711,783

Oil, Gas & Consumable Fuels – 2.7%
8,470	Cheniere Energy, Inc.	1,791,574
8,870	Targa Resources Corp.	1,782,693

		3,574,267

Professional Services – 2.1%
7,175	Broadridge Financial Solutions, Inc.	1,414,264
14,310	Paychex, Inc.	1,475,791

		2,890,055

Semiconductors & Semiconductor Equipment* – 1.1%
9,590	Astera Labs, Inc.	1,444,446

Software – 10.5%
6,900	Appfolio, Inc. Class A*	1,310,172
41,740	Bentley Systems, Inc. Class B	1,465,909
20,260	Circle Internet Group, Inc.*	1,295,222
14,675	Datadog, Inc., Class A*	1,897,771
58,340	Dropbox, Inc. Class A*	1,486,503
36,885	Dynatrace, Inc.*	1,404,949

THE MIDCAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
8,005	Guidewire Software, Inc.*	$ 1,126,784
9,290	PTC, Inc.*	1,450,448
3,540	Tyler Technologies, Inc.*	1,307,676
7,155	Zscaler, Inc.*	1,431,071

		14,176,505

Specialized REITs – 1.2%
12,935	Lamar Advertising Co. Class A	1,659,690

Specialty Retail – 4.4%
6,190	Carvana Co.*	2,482,871
9,030	Ross Stores, Inc.	1,703,509
33,150	Tractor Supply Co.	1,686,672

		5,873,052

Technology Hardware, Storage & Peripherals – 1.1%
14,910	NetApp, Inc.	1,436,579

Textiles, Apparel & Luxury Goods – 3.5%
34,370	On Holding AG Class A*	1,555,242
4,570	Ralph Lauren Corp.	1,615,084
12,515	Tapestry, Inc.	1,588,279

		4,758,605

Trading Companies & Distributors – 2.6%
39,505	Fastenal Co.	1,712,937
7,185	Ferguson Enterprises, Inc.	1,813,925

		3,526,862

TOTAL COMMON STOCKS (Cost $113,532,825)		$134,335,080

Exchange Traded Fund – 0.6%
5,846	iShares Russell Mid-Cap Growth ETF	$ 793,010
(Cost $812,340)

Shares	Dividend Rate	Value

Investment Company – 0.2%
State Street Institutional US Government Money Market Fund – Premier Class
300,788	3.650%	$ 300,788
(Cost $300,788)

TOTAL INVESTMENTS – 100.6% (Cost $114,645,953)		$135,428,878

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(761,408)

NET ASSETS – 100.0%		$134,667,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE MIDCAP VALUE FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Aerospace & Defense – 1.3%
1,385	L3Harris Technologies, Inc.	$ 474,847

Banks – 7.1%
8,725	Bank OZK	414,961
23,190	Huntington Bancshares, Inc.	405,361
19,415	KeyCorp	417,811
14,805	Regions Financial Corp.	421,943
8,130	Truist Financial Corp.	418,045
7,485	U.S. Bancorp	419,983

		2,498,104

Beverages – 1.2%
2,860	PepsiCo, Inc.	439,382

Building Products – 1.1%
3,370	Johnson Controls International PLC	401,906

Capital Markets – 5.9%
3,505	Bank of New York Mellon Corp.	420,320
1,490	CME Group, Inc.	430,699
705	MSCI, Inc.	429,500
3,110	State Street Corp.	406,975
3,930	T. Rowe Price Group, Inc.	415,322

		2,102,816

Chemicals – 3.7%
1,660	Air Products & Chemicals, Inc.	452,350
3,945	PPG Industries, Inc.	456,160
3,875	RPM International, Inc.	414,470

		1,322,980

Consumer Staples Distribution & Retail – 1.3%
5,540	Sysco Corp.	464,529

Containers & Packaging – 1.2%
9,940	Sealed Air Corp.	416,287

Electric Utilities – 3.6%
6,305	Alliant Energy Corp.	415,563
4,655	Pinnacle West Capital Corp.	435,522
4,720	Southern Co.	421,543

		1,272,628

Electrical Equipment – 3.7%
1,275	Eaton Corp. PLC	448,060
3,035	Emerson Electric Co.	446,024
1,030	Rockwell Automation, Inc.	434,300

		1,328,384

Electronic Equipment, Instruments & Components – 4.0%
4,595	Corning, Inc.	474,434
1,570	Littelfuse, Inc.	508,303
2,655	TD SYNNEX Corp.	421,269

		1,404,006

Entertainment – 1.1%
1,895	TKO Group Holdings, Inc.	383,889

Food Products – 2.6%
7,100	Archer-Daniels-Midland Co.	477,901
3,695	Ingredion, Inc.	436,380

		914,281

Gas Utilities – 1.2%
10,795	UGI Corp.	432,987

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – 1.2%
1,410	Norfolk Southern Corp.	$ 410,648

Health Care Equipment & Supplies – 3.7%
4,260	Medtronic PLC	438,609
1,680	ResMed, Inc.	433,961
1,610	STERIS PLC	422,786

		1,295,356

Health Care Providers & Services – 4.4%
5,170	CVS Health Corp.	385,268
1,590	Humana, Inc.	310,368
1,620	Labcorp Holdings, Inc.	439,863
2,335	Quest Diagnostics, Inc.	436,715

		1,572,214

Hotels, Restaurants & Leisure – 4.6%
2,185	Darden Restaurants, Inc.	435,580
5,915	Restaurant Brands International, Inc.	396,246
5,670	Travel & Leisure Co.	394,292
2,935	Vail Resorts, Inc.	390,560

		1,616,678

Industrial REITs – 1.2%
3,195	Prologis, Inc.	417,139

Insurance – 3.5%
5,125	MetLife, Inc.	404,260
4,610	Principal Financial Group, Inc.	436,659
5,220	Unum Group	396,564

		1,237,483

IT Services – 2.3%
5,030	Amdocs Ltd.	412,158
4,810	Cognizant Technology Solutions Corp. Class A	394,709

		806,867

Leisure Products – 1.3%
4,985	Hasbro, Inc.	445,210

Machinery – 8.7%
3,900	AGCO Corp.	442,299
795	Cummins, Inc.	460,162
2,055	Dover Corp.	414,062
1,630	Illinois Tool Works, Inc.	425,854
3,150	Oshkosh Corp.	453,033
3,680	PACCAR, Inc.	452,309
4,755	Timken Co.	443,118

		3,090,837

Media – 2.4%
2,010	Nexstar Media Group, Inc.	426,884
20,000	Sirius XM Holdings, Inc.	407,000

		833,884

Metals & Mining – 1.3%
1,385	Reliance, Inc.	456,358

Multi-Utilities – 2.5%
4,140	Consolidated Edison, Inc.	441,448
3,900	WEC Energy Group, Inc.	431,613

		873,061

Oil, Gas & Consumable Fuels – 6.4%
8,970	HF Sinclair Corp.	466,350
2,515	Marathon Petroleum Corp.	443,118

THE MIDCAP VALUE FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
5,650	ONEOK, Inc.	$ 447,423
2,505	Valero Energy Corp.	454,482
6,910	Williams Cos., Inc.	464,767

		2,276,140

Professional Services – 1.1%
4,590	SS&C Technologies Holdings, Inc.	375,875

Residential REITs – 2.2%
2,245	AvalonBay Communities, Inc.	398,869
1,570	Essex Property Trust, Inc.	395,436

		794,305

Retail REITs – 1.2%
5,915	Regency Centers Corp.	431,026

Semiconductors & Semiconductor Equipment – 3.7%
1,485	Analog Devices, Inc.	461,657
6,335	Microchip Technology, Inc.	480,953
6,405	Skyworks Solutions, Inc.	357,143

		1,299,753

Specialized REITs – 3.6%
2,655	Digital Realty Trust, Inc.	440,597
3,145	Extra Space Storage, Inc.	433,916
3,250	Lamar Advertising Co. Class A	417,007

		1,291,520

Specialty Retail – 2.4%
5,910	Best Buy Co., Inc.	384,741
1,685	Lowe’s Cos., Inc.	449,996

		834,737

TOTAL COMMON STOCKS (Cost $28,581,874)		$34,216,117

Exchange Traded Fund – 2.9%
7,000	iShares Russell Mid-Cap Value ETF	$ 1,028,720
(Cost $997,524)

Shares	Dividend Rate	Value

Investment Company – 0.6%
State Street Institutional US Government Money Market Fund – Premier Class
205,290	3.650%	$ 205,290
(Cost $205,290)

TOTAL INVESTMENTS – 100.2% (Cost $29,784,688)		$35,450,127

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(80,104)

NET ASSETS – 100.0%		$35,370,023

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

THE BOND FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 35.7%
Aerospace/Defense – 0.6%
General Electric Co.
$ 6,303,000	6.150%		08/07/37	$ 6,911,441

Auto Manufacturers – 1.5%
BMW U.S. Capital LLC(a)(b)
5,000,000	5.150		04/02/34	5,088,621
Ford Motor Credit Co. LLC(b)
2,000,000	6.050		03/05/31	2,067,368
2,300,000	6.054		11/05/31	2,375,494
General Motors Co.(b)
3,450,000	6.600		04/01/36	3,758,147
General Motors Financial Co., Inc.(b)
2,000,000	2.400		04/10/28	1,929,899
1,615,000	3.100		01/12/32	1,479,306
Mercedes-Benz Finance North America LLC(a)
2,000,000	5.050		08/03/33	2,036,325

				18,735,160

Banks – 6.8%
Banco Santander SA(b)(c)(1 yr. CMT + 1.450%)
2,400,000	5.538		03/14/30	2,485,990
Bank of America Corp.
1,000,000	4.450		03/03/26	1,000,698
(3 mo. USD Term SOFR + 1.302%),
2,749,000	3.419	(b)(c)	12/20/28	2,719,060
(Secured Overnight Financing Rate + 1.310%),
2,585,000	5.511	(b)(c)	01/24/36	2,683,451
CaixaBank SA(a)(b)(c)(Secured Overnight Financing Rate + 1.780%)
3,000,000	5.673		03/15/30	3,117,865
Citigroup, Inc.
(Secured Overnight Financing Rate + 2.086%),
4,400,000	4.910	(b)(c)	05/24/33	4,446,096
(Secured Overnight Financing Rate + 1.379%),
2,000,000	2.904	(b)(c)	11/03/42	1,474,308
HSBC Holdings PLC(b)(c)(Secured Overnight Financing Rate + 2.650%)
3,150,000	6.332		03/09/44	3,440,254
Huntington Bancshares, Inc.(b)(c)(Secured Overnight Financing Rate + 2.050%)
4,000,000	5.023		05/17/33	4,046,200
JPMorgan Chase & Co.
(3 mo. USD Term SOFR + 1.592%),
2,000,000	4.452	(b)(c)	12/05/29	2,019,816
(3 mo. USD Term SOFR + 1.422%),
1,650,000	3.702	(b)(c)	05/06/30	1,626,760
(Secured Overnight Financing Rate + 0.840%),
2,000,000	4.347	(b)(c)	01/22/32	1,994,732
(-1X Secured Overnight Financing Rate + 1.300%),
3,000,000	5.193	(b)(c)	02/05/37	2,987,716
2,520,000	5.600		07/15/41	2,604,910
KeyCorp(b)(c)(Secured Overnight Financing Rate + 1.367%)
3,000,000	5.305		01/28/37	3,003,420
Morgan Stanley(b)(c)(Secured Overnight Financing Rate + 1.200%)
2,900,000	2.511		10/20/32	2,603,085
National Australia Bank Ltd.(a)
7,500,000	5.181		06/11/34	7,781,182
Royal Bank of Canada(b)(c)(Secured Overnight Financing Rate + 1.080%)
3,000,000	4.650		10/18/30	3,043,603
Santander Holdings USA, Inc.(b)(c)(Secured Overnight Financing Rate + 2.138%)
3,125,000	6.342		05/31/35	3,337,898

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Financial Corp.
(Secured Overnight Financing Rate + 1.571%),
$ 3,500,000	5.153	%(b)(c)	08/05/32	$ 3,606,374
(Secured Overnight Financing Rate + 2.300%),
1,900,000	6.123	(b)(c)	10/28/33	2,047,492
(Secured Overnight Financing Rate + 1.852%),
1,776,000	5.122	(b)(c)	01/26/34	1,802,065
U.S. Bancorp
(Secured Overnight Financing Rate + 1.061%),
2,020,000	5.046	(b)(c)	02/12/31	2,074,133
(Secured Overnight Financing Rate + 1.600%),
7,000,000	4.839	(b)(c)	02/01/34	7,027,756
(Secured Overnight Financing Rate + 1.860%),
1,350,000	5.678	(b)(c)	01/23/35	1,415,625
UBS Group AG(a)(b)(c)(3 mo. USD Term SOFR + 1.410%)
2,500,000	3.869		01/12/29	2,487,478
Wells Fargo & Co.
1,500,000	4.650		11/04/44	1,311,899
5,000,000	4.750		12/07/46	4,387,104
Wells Fargo Bank NA(d)
2,000,000	6.180		02/15/36	2,113,236

				84,690,206

Beverages(b) – 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1,000,000	4.600		04/15/48	887,024
6,000,000	4.439		10/06/48	5,161,634
PepsiCo, Inc.
2,190,000	4.450		04/14/46	1,937,220

				7,985,878

Biotechnology(b) – 0.2%
Amgen, Inc.
1,000,000	5.600		03/02/43	1,007,466
3,175,000	2.770		09/01/53	1,895,661

				2,903,127

Chemicals(b) – 0.3%
LYB International Finance III LLC
3,759,000	5.500		03/01/34	3,709,667

Commercial Services – 0.6%
Corp. of Gonzaga University
3,500,000	4.158		04/01/46	2,724,034
Northwestern University
1,000,000	4.643		12/01/44	931,473
PayPal Holdings, Inc.(b)
3,600,000	5.250		06/01/62	3,291,923

				6,947,430

Computers(b) – 0.3%
CGI, Inc.
4,000,000	2.300		09/14/31	3,546,509

Computers & Peripherals(b) – 0.2%
Meta Platforms, Inc.
2,320,000	3.850		08/15/32	2,244,728

Distribution/Wholesale(b) – 0.2%
WW Grainger, Inc.
3,260,000	4.600		06/15/45	2,943,032

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services(b) – 1.3%
Aircastle Ltd.
$ 1,000,000	4.250%	06/15/26	$ 999,782
Ally Financial, Inc.(c)(Secured Overnight Financing Rate + 2.290%)
2,500,000	6.184	07/26/35	2,578,167
Brookfield Finance, Inc.
3,100,000	4.700	09/20/47	2,686,279
Capital One Financial Corp.(c)(Secured Overnight Financing Rate + 2.370%)
3,000,000	5.268	05/10/33	3,060,367
Charles Schwab Corp.
2,500,000	1.950	12/01/31	2,198,505
Mastercard, Inc.
5,000,000	4.875	05/09/34	5,097,155

			16,620,255

Electrical Equipment – 4.4%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,370,308
Cleco Securitization II LLC
4,839,305	4.680	12/01/36	4,899,044
Commonwealth Edison Co.(b)
1,050,000	5.300	06/01/34	1,089,637
Consumers Energy Co.(b)
3,290,000	3.950	07/15/47	2,632,366
Duke Energy Progress LLC(b)
2,970,000	5.050	03/15/35	3,009,030
Emerson Electric Co.
1,900,000	6.125	04/15/39	2,052,739
Evergy Kansas Central, Inc.(b)
7,435,000	5.900	11/15/33	7,944,752
Florida Power & Light Co.(b)
1,250,000	4.550	10/01/44	1,080,798
Louisville Gas & Electric Co.(b)
1,850,000	4.650	11/15/43	1,620,014
National Grid USA
3,375,000	8.000	11/15/30	3,850,096
National Rural Utilities Cooperative Finance Corp.(b)
4,000,000	5.800	01/15/33	4,283,903
Nevada Power Co.(b)
1,250,000	3.125	08/01/50	819,064
Ohio Power Co.
2,870,000	5.850	10/01/35	3,028,609
Pacific Gas & Electric Co.(b)
1,000,000	4.950	07/01/50	848,001
PacifiCorp
2,200,000	6.100	08/01/36	2,300,320
PG&E Wildfire Recovery Funding LLC
709,840	3.594	06/01/32	700,071
PPL Electric Utilities Corp.(b)
2,225,000	4.750	07/15/43	2,027,632
Public Service Enterprise Group, Inc.(b)
5,500,000	8.625	04/15/31	6,331,206
Southern California Edison Co.
1,000,000	5.550	01/15/37	996,639
Wisconsin Power & Light Co.(b)
1,000,000	1.950	09/16/31	875,576

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical Equipment – (continued)
Wisconsin Public Service Corp.(b)
$ 3,000,000	3.300%		09/01/49	$ 2,091,034

				54,850,839

Food(a)(b) – 0.5%
Nestle Holdings, Inc.
6,700,000	4.300		10/01/32	6,696,704

Gas(b) – 0.6%
Atmos Energy Corp.
1,400,000	4.125		03/15/49	1,121,821
Boston Gas Co.(a)
2,900,000	3.001		08/01/29	2,779,881
Northwest Natural Gas Co.
4,650,000	3.869		06/15/49	3,399,658

				7,301,360

Healthcare-Services – 2.0%
Adventist Health System(b)
7,000,000	2.952		03/01/29	6,668,098
Ascension Health
3,000,000	2.532	(b)	11/15/29	2,846,144
2,600,000	3.945		11/15/46	2,095,626
Baptist Health South Florida, Inc.
3,695,000	4.342		11/15/41	3,186,551
Mayo Clinic
2,600,000	3.774		11/15/43	2,106,942
SSM Health Care Corp.(b)
4,990,000	3.823		06/01/27	4,979,846
3,000,000	4.894		06/01/28	3,047,285

				24,930,492

Insurance – 4.7%
Americo Life, Inc.(a)
5,206,000	3.450		04/15/31	4,713,132
Aon North America, Inc.(b)
2,175,000	5.750		03/01/54	2,168,901
Arch Capital Group Ltd.
2,149,000	7.350		05/01/34	2,485,562
Arthur J Gallagher & Co.(b)
1,000,000	5.450		07/15/34	1,033,075
Assured Guaranty U.S. Holdings, Inc.(b)
4,715,000	3.150		06/15/31	4,435,959
Berkshire Hathaway Finance Corp.(b)
4,220,000	4.200		08/15/48	3,494,844
Equitable Financial Life Global Funding(a)
5,000,000	1.750		11/15/30	4,405,174
Guardian Life Global Funding(a)
5,000,000	4.798		04/28/30	5,086,226
Horace Mann Educators Corp.(b)
2,000,000	7.250		09/15/28	2,139,346
MassMutual Global Funding II(a)
2,670,000	1.550		10/09/30	2,351,948
MetLife, Inc.(b)
2,055,000	10.750		08/01/69	2,739,664
New York Life Global Funding(a)
9,000,000	4.550		01/28/33	8,946,306
Principal Life Global Funding II(a)
2,600,000	5.500		06/28/28	2,679,512

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc.
$ 2,500,000	3.150	%(b)	06/15/30	$ 2,372,112
1,811,000	6.000	(b)	09/15/33	1,925,816
(3 mo. USD Term SOFR + 2.927%),
2,000,000	6.650	(b)(c)	12/15/65	1,909,952
Reliance Standard Life Global Funding II(a)
1,750,000	2.750		01/21/27	1,728,168
Teachers Insurance & Annuity Association of America(a)(b)
3,000,000	4.270		05/15/47	2,471,153
Travelers Cos., Inc.(b)
2,000,000	4.100		03/04/49	1,618,442

				58,705,292

Investment Company(b) – 0.2%
Morgan Stanley Direct Lending Fund
2,000,000	6.000		05/19/30	2,036,261

Machinery-Diversified – 0.3%
John Deere Capital Corp.
4,000,000	4.350		09/15/32	4,008,612

Media – 0.2%
Comcast Corp.
1,250,000	6.400		05/15/38	1,342,531
1,500,000	2.800	(b)	01/15/51	874,136

				2,216,667

Metals & Mining – 0.2%
Southern Copper Corp.
2,000,000	5.875		04/23/45	2,084,608

Oil-Field Services – 1.2%
APA Corp.(b)
2,835,000	5.100		09/01/40	2,547,011
HF Sinclair Corp.(b)
2,000,000	6.250		01/15/35	2,091,091
Phillips 66 Co.(b)
3,000,000	4.950		03/15/35	2,982,182
Saudi Arabian Oil Co.(a)
5,000,000	3.500		04/16/29	4,877,990
Schlumberger Holdings Corp.(a)(b)
3,000,000	4.850		05/15/33	3,011,140

				15,509,414

Pharmaceuticals – 1.0%
CVS Pass-Through Trust(a)
1,569,010	7.507		01/10/32	1,667,863
GlaxoSmithKline Capital, Inc.(b)
2,000,000	4.500		04/15/30	2,032,078
Johnson & Johnson
4,970,000	5.950		08/15/37	5,504,645
Pfizer, Inc.
2,900,000	7.200		03/15/39	3,449,594

				12,654,180

Pipelines – 2.0%
DCP Midstream Operating LP
1,000,000	8.125		08/16/30	1,155,706
Energy Transfer LP(b)
3,000,000	4.900		03/15/35	2,935,955

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Gulfstream Natural Gas System LLC(a)(b)
$ 3,000,000	5.600%		07/23/35	$ 3,069,096
Kinder Morgan Energy Partners LP
4,175,000	5.800		03/15/35	4,399,333
ONEOK, Inc.(b)
2,635,000	3.950		03/01/50	1,916,534
Tennessee Gas Pipeline Co. LLC
628,000	8.375		06/15/32	738,131
1,450,000	7.625		04/01/37	1,719,365
Texas Eastern Transmission LP(a)(b)
3,900,000	4.150		01/15/48	3,116,525
TransCanada PipeLines Ltd.(b)
1,000,000	4.625		03/01/34	976,531
Transcanada Trust(b)(c)(3 mo. USD Term SOFR + 3.208%)
4,660,000	5.300		03/15/77	4,671,501

				24,698,677

Real Estate(b) – 3.4%
Alexandria Real Estate Equities, Inc.
2,500,000	5.250		05/15/36	2,483,712
AvalonBay Communities, Inc.
1,350,000	5.350		06/01/34	1,397,306
Camden Property Trust
6,000,000	4.900		01/15/34	6,055,635
DOC Dr. LLC
1,325,000	2.625		11/01/31	1,190,449
Healthcare Realty Holdings LP
1,075,000	2.050		03/15/31	941,892
Mid-America Apartments LP
1,900,000	1.100		09/15/26	1,867,379
Omega Healthcare Investors, Inc.
2,875,000	4.750		01/15/28	2,899,122
Prologis Targeted U.S. Logistics Fund LP(a)
5,428,000	5.500		04/01/34	5,624,099
Realty Income Corp.
2,400,000	3.950		08/15/27	2,401,291
SBA Tower Trust(a)
2,600,000	4.831		10/15/29	2,611,122
Scentre Group Trust 1/Scentre Group Trust 2(a)
4,000,000	3.750		03/23/27	3,987,105
Simon Property Group LP
1,500,000	6.250		01/15/34	1,638,439
Sun Communities Operating LP
1,000,000	2.700		07/15/31	908,300
Ventas Realty LP
2,900,000	5.625		07/01/34	3,024,308
Welltower OP LLC
5,900,000	2.750		01/15/32	5,373,391

				42,403,550

Semiconductors(b) – 0.9%
Broadcom, Inc.
2,500,000	4.150	(a)	04/15/32	2,445,427
3,500,000	3.469		04/15/34	3,181,956
Texas Instruments, Inc.
6,000,000	3.650		08/16/32	5,783,690

				11,411,073

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(b) – 0.1%
Salesforce, Inc.
$ 1,000,000	2.900%		07/15/51	$ 625,499

Telecommunications – 0.3%
AT&T, Inc.
4,000,000	6.250		03/29/41	4,186,237

Transportation – 0.9%
Burlington Northern Santa Fe LLC(b)
1,220,000	4.950		09/15/41	1,178,301
Canadian National Railway Co.
1,190,000	6.200		06/01/36	1,314,226
1,310,000	2.450	(b)	05/01/50	782,860
Canadian Pacific Railway Co.
1,980,000	5.750		01/15/42	1,967,300
1,635,000	4.950	(b)	08/15/45	1,522,353
1,500,000	4.700	(b)	05/01/48	1,334,009
2,500,000	6.125	(b)(e)	09/15/15	2,529,520
Kansas City Southern Railway Co.(b)
500,000	4.950		08/15/45	406,801

				11,035,370

Trucking & Leasing(b) – 0.2%
GATX Corp.
3,155,000	3.100		06/01/51	2,010,843

TOTAL CORPORATE OBLIGATIONS (Cost $469,275,939)				$ 444,603,111

Mortgage-Backed Obligations – 26.7%
Collateralized Mortgage Obligations – 11.3%
Agate Bay Mortgage Trust Series 2016-2, Class A3(a)(c)(f)
$ 125,566	3.500%		03/25/46	$ 116,692
Bayview MSR Opportunity Master Fund Trust Series 2021-2, Class A2(a)(c)(f)
2,757,984	2.500		06/25/51	2,330,151
Bayview Opportunity Master Fund VI Trust Series 2021-6, Class A1(a)(c)(f)
7,504,154	3.000		10/25/51	6,576,873
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(c)(f)
482,238	4.364		11/25/35	297,649
CHL Mortgage Pass-Through Trust Series 2005-27, Class 2A1
332,985	5.500		12/25/35	123,220
CHL Mortgage Pass-Through Trust Series 2005-6, Class 2A1
37,127	5.500		04/25/35	32,748
CHL Mortgage Pass-Through Trust Series 2005-7, Class 1A1(c)(1 mo. USD Term SOFR + 0.654%)
241,226	4.327		03/25/35	228,579
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
236,208	6.750		08/25/34	242,893
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
3,118	5.250		09/25/19	3,077
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
1,700	6.500		08/25/32	1,723
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
85,334	5.250		07/25/33	84,605

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(f)
$ 2,251,473	5.735%	02/25/70	$ 2,280,243
Cross Mortgage Trust Series 2025-H3, Class A1(a)(c)(f)
3,276,695	5.883	04/25/70	3,328,082
CSMC Trust Series 2013-6, Class 1A1(a)(c)(f)
1,057,081	2.500	07/25/28	1,033,466
CSMC Trust Series 2017-HL2, Class A1(a)(c)(f)
285,795	3.500	10/25/47	261,271
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(c)(f)
313,202	3.000	06/25/43	296,009
Federal Home Loan Mortgage Corp. REMICS Series 2103, Class TE
5,649	6.000	12/15/28	5,773
Federal Home Loan Mortgage Corp. REMICS Series 2110, Class PG
25,703	6.000	01/15/29	25,978
Federal Home Loan Mortgage Corp. REMICS Series 2391, Class Z
124,809	6.000	12/15/31	129,750
Federal Home Loan Mortgage Corp. REMICS Series 4272, Class DG
77,437	3.000	04/15/43	76,154
Federal Home Loan Mortgage Corp. REMICS Series 4370, Class PA
6,710	3.500	09/15/41	6,695
Federal Home Loan Mortgage Corp. REMICS Series 4792, Class AC
111,095	3.500	05/15/48	101,574
Federal Home Loan Mortgage Corp. REMICS Series 5018, Class NA
1,328,638	3.000	10/15/50	1,204,976
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class KW
6,000,000	2.000	09/25/45	5,256,160
Federal Home Loan Mortgage Corp. REMICS Series 5081, Class QA
518,933	2.000	12/25/50	417,716
Federal Home Loan Mortgage Corp. REMICS Series 5139, Class EC
4,000,000	2.500	09/25/51	2,934,882
Federal Home Loan Mortgage Corp. REMICS Series 5204, Class AB
1,336,802	3.000	07/25/48	1,249,978
Federal Home Loan Mortgage Corp. REMICS Series 5428, Class VT
4,800,000	6.000	11/25/36	4,951,616
Federal Home Loan Mortgage Corp. REMICS Series 5586, Class V
3,430,899	4.500	05/25/38	3,433,423
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer
Trust Series 2017-3, Class MA
1,414,567	3.000	07/25/56	1,346,863
Federal National Mortgage Association REMICS Series 2001-45, Class WG
11,308	6.500	09/25/31	11,523
Federal National Mortgage Association REMICS Series 2003-117, Class KB
626,868	6.000	12/25/33	653,541
Federal National Mortgage Association REMICS Series 2011-127, Class ZU
225,886	3.500	12/25/41	215,075
Federal National Mortgage Association REMICS Series 2014-80, Class KA
798,204	2.000	03/25/44	633,747

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2015-2, Class PA
$ 541,359	2.250%	03/25/44	$ 523,085
Federal National Mortgage Association REMICS Series 2015-30, Class JA
647,781	2.000	05/25/45	577,697
Federal National Mortgage Association REMICS Series 2016-16, Class PD
201,078	3.000	12/25/44	196,966
Federal National Mortgage Association REMICS Series 2022-17, Class JG
5,932,122	3.000	12/25/48	5,613,040
Federal National Mortgage Association Trust Series 2003-W6, Class 3A
32,016	6.500	09/25/42	33,022
Finance of America Structured Securities Trust Series 2022-S4, Class A1A(a)(c)(f)
1,318,995	2.500	01/25/57	1,342,089
Finance of America Structured Securities Trust Series 2024-S3, Class A1(a)
1,343,767	3.500	04/25/74	1,315,004
First Horizon Alternative Mortgage Securities Trust Series 2006-RE1, Class A1(c)(f)
476,474	5.500	05/25/35	286,387
Flagstar Mortgage Trust Series 2018-2, Class A4(a)(c)(f)
34,066	3.500	04/25/48	32,911
Flagstar Mortgage Trust Series 2019-1INV, Class A3(a)(c)(f)
691,336	3.500	10/25/49	628,904
Flagstar Mortgage Trust Series 2021-8INV, Class A3(a)(c)(f)
2,776,974	2.500	09/25/51	2,332,658
GCAT Trust Series 2022-HX1, Class A1(a)(c)(f)
4,064,318	2.885	12/27/66	3,808,285
Government National Mortgage Association REMICS Series 2015-167, Class KM
70,552	3.000	12/20/43	65,397
Government National Mortgage Association REMICS Series 2015-94, Class AT
320,037	2.250	07/16/45	291,173
Government National Mortgage Association REMICS Series 2016-129, Class W
131,800	2.500	07/20/46	113,709
Government National Mortgage Association REMICS Series 2017-H23, Class MA
831,382	3.000	11/20/67	815,043
Government National Mortgage Association REMICS Series 2018-37, Class KT
419,817	3.500	03/20/48	388,973
Government National Mortgage Association REMICS Series 2021-116, Class LG
6,473,115	2.000	06/20/51	5,687,265
Government National Mortgage Association REMICS Series 2021-27, Class MT
3,327,031	5.000	02/20/51	3,303,138
Government National Mortgage Association REMICS Series 2021-32, Class NC
4,076,079	5.000	02/20/51	4,051,339

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2025-132, Class PJ
$ 1,935,569	4.000%	01/20/55	$ 1,893,238
Government National Mortgage Association REMICS Series 2025-156, Class V
976,526	4.500	10/20/36	981,023
Government National Mortgage Association REMICS Series 2025-168, Class AM
1,346,297	4.500	04/20/40	1,309,566
GS Mortgage-Backed Securities Trust Series 2021-GR3, Class A2(a)(c)(f)
5,741,142	2.500	04/25/52	4,822,559
GS Mortgage-Backed Securities Trust Series 2021-MM1, Class A2(a)(c)(f)
8,609,938	2.500	04/25/52	7,232,348
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(c) (1 mo. USD Term SOFR + 0.454%)
145,297	4.127	12/25/34	141,640
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(c)(f)
30,494	4.404	06/25/34	29,457
Impac CMB Trust Series 2003-2F, Class A(g)
28,820	5.730	01/25/33	29,113
Impac CMB Trust Series 2004-4, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
2,759	4.427	09/25/34	2,756
Impac CMB Trust Series 2004-4, Class 2A2(g)
710,571	5.233	09/25/34	821,356
Imperial Fund Mortgage Trust Series 2022-NQM1, Class A1(a)(c)(f)
2,183,066	2.493	02/25/67	2,018,421
JP Morgan Mortgage Trust Series 2021-14, Class A3(a)(c)(f)
8,702,164	2.500	05/25/52	7,309,818
JP Morgan Mortgage Trust Series 2023-6, Class A2(a)(c)(f)
3,094,833	6.000	12/26/53	3,138,830
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(c)(f)
87,017	4.660	04/25/37	71,307
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)(c)(f)
305,053	3.359	07/25/43	290,038
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(c)(f)
102,342	3.000	06/25/29	101,386
JPMorgan Mortgage Trust Series 2017-3, Class 1A3(a)(c)(f)
753,775	3.500	08/25/47	694,046
JPMorgan Mortgage Trust Series 2017-4, Class A3(a)(c)(f)
66,087	3.500	11/25/48	60,614
JPMorgan Mortgage Trust Series 2017-6, Class A3(a)(c)(f)
335,229	3.500	12/25/48	306,820
JPMorgan Mortgage Trust Series 2021-10, Class A3(a)(c)(f)
2,216,460	2.500	12/25/51	1,864,652
JPMorgan Mortgage Trust Series 2021-7, Class A4(a)(c)(f)
2,999,301	2.500	11/25/51	2,723,349
LHOME Mortgage Trust Series 2023-RTL4, Class A1(a)(g)
1,728,787	7.628	11/25/28	1,731,085
MASTR Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(c)(f)
5,474	5.607	07/25/33	5,387
MASTR Alternative Loan Trust Series 2004-4, Class 1A1
25,544	5.500	05/25/34	25,196
MASTR Alternative Loan Trust Series 2004-4, Class 8A1
238,065	6.500	05/25/34	243,554

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2003-HYB1, Class A3(c)(f)
$ 32,032	4.981%	03/25/33	$ 28,709
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(c)(f)
237,376	4.484	11/25/35	95,170
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
479,764	6.000	08/25/37	149,050
New Residential Mortgage Loan Trust Series 2017-6A, Class A1(a)(c)(f)
1,352,565	4.000	08/27/57	1,326,172
New Residential Mortgage Loan Trust Series 2021-INV1, Class A2(a)(c)(f)
3,654,351	2.500	06/25/51	3,069,655
OBX Trust Series 2019-INV2, Class A5(a)(c)(f)
96,839	4.000	05/27/49	91,286
OBX Trust Series 2024-NQM10, Class A1(a)(g)
1,215,744	6.180	05/25/64	1,233,866
Oceanview Mortgage Trust Series 2021-3, Class A4(a)(c)(f)
3,229,968	2.500	06/25/51	2,923,835
Provident Funding Mortgage Trust Series 2025-1, Class A3(a)(c)(f)
2,242,422	5.500	02/25/55	2,256,625
RALI Trust Series 2005-QS11, Class A2(c) (1 mo. USD Term SOFR + 0.614%)
76,896	4.287	07/25/35	60,090
Rate Mortgage Trust Series 2021-J1, Class A7(a)(c)(f)
3,390,887	2.500	07/25/51	3,059,824
RBSGC Mortgage Loan Trust Series 2007-B, Class 2A1(c)(f)
165,061	4.047	01/25/37	101,248
RBSGC Mortgage Loan Trust Series 2007-B, Class 3A1(c)(f)
2,584	5.623	01/25/37	2,597
RFMSI Trust Series 2005-S7, Class A5
32,056	5.500	11/25/35	24,784
Seasoned Loans Structured Transaction Series 2018-1, Class A2
1,245,000	3.500	06/25/28	1,222,856
Sequoia Mortgage Trust Series 2004-10, Class A1A(c)(1 mo. USD Term SOFR + 0.734%)
95,042	4.410	11/20/34	90,787
Sequoia Mortgage Trust Series 2013-2, Class A(c)(f)
347,340	1.874	02/25/43	304,021
Sequoia Mortgage Trust Series 2013-6, Class A1(c)(f)
771,117	2.500	05/25/43	692,710
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(c)(f)
163,777	3.000	11/25/30	161,153
Sequoia Mortgage Trust Series 2016-3, Class A1(a)(c)(f)
386,276	3.500	11/25/46	358,535
Sequoia Mortgage Trust Series 2017-5, Class A1(a)(c)(f)
355,249	3.500	08/25/47	326,046
Sequoia Mortgage Trust Series 2017-6, Class A1(a)(c)(f)
858,020	3.500	09/25/47	791,167
Sequoia Mortgage Trust Series 2018-2, Class A1(a)(c)(f)
301,848	3.500	02/25/48	275,663
Sequoia Mortgage Trust Series 2025-3, Class A1(a)(c)(f)
3,431,384	6.000	04/25/55	3,482,223
Shellpoint Co-Originator Trust Series 2017-2, Class A1(a)(c)(f)
434,430	3.500	10/25/47	403,559
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(c)(f)
47,819	5.230	10/25/34	45,769

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(c)(f)
$ 2,147	6.050%		04/25/34	$ 2,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 3A3(c)(f)
45,458	5.541		11/25/33	45,185
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A, Class 6A(c)(f)
38,856	6.577		11/25/33	39,368
UWM Mortgage Trust Series 2021-INV4, Class A3(a)(c)(f)
9,077,520	2.500		12/25/51	7,613,770
Wells Fargo Mortgage Backed Securities Trust Series 2021-2, Class A1(a)(c)(f)
260,088	2.500		06/25/51	218,961
WinWater Mortgage Loan Trust Series 2015-5, Class A3(a)(c)(f)
835,702	3.500		08/20/45	780,144
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(c)(f)
561,966	3.500		01/20/46	522,089

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $154,854,409)				$ 140,945,396

Commercial Mortgage Obligations – 0.4%
Government National Mortgage Association REMICS Series 2013-68, Class B(c)(f)
209,690	2.500		08/16/43	205,550
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust Series 2024-LGND, Class A(a)(g)
2,000,000	6.247		11/05/39	2,010,098
Reunion Resort Orlando FL Mortgage Secured Pass-Through Trust Series 2024-RSRT, Class A(a)
3,000,000	6.972		03/15/29	3,059,292

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $5,187,999)				$ 5,274,940

Federal Agencies – 14.8%
Federal Home Loan Mortgage Corp.
1,309	7.000		05/01/26	1,369
3,423	7.500		12/01/30	3,561
7,031	7.500		01/01/31	7,285
18,170	7.000		08/01/31	19,001
211,689	5.000		05/01/33	214,673
(1 yr. CMT + 2.229%),
21,675	6.465	(c)	05/01/34	22,325
(RFUCC 1 yr. Treasury + 1.783%),
32,147	6.213	(c)	01/01/36	33,036
327,401	4.000		06/01/42	321,545
322,213	3.000		06/01/45	289,343
(RFUCC 1 yr. Treasury + 1.600%),
460,933	6.279	(c)	07/01/45	477,927
Federal National Mortgage Association
101,423	2.500		05/01/28	99,994
(RFUCC 6 mo. Treasury + 1.413%),
9,333	6.163	(c)	02/01/33	9,438
(RFUCC 1 yr. Treasury + 1.760%),
5,557	6.760	(c)	02/01/35	5,706
(RFUCC 1 yr. Treasury + 1.599%),
36,097	5.990	(c)	12/01/45	37,382
117,759	4.500		01/01/48	113,511
727,417	2.500		06/01/51	603,591

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Government National Mortgage Association
$ 611	7.500%		07/20/26	$ 612
3,980	6.500		04/15/31	4,127
30,416	6.500		05/15/31	30,883
354,911	2.500		06/20/31	345,696
2,133,388	5.000		08/20/40	2,154,889
4,297,488	5.000		07/20/52	4,294,526
(1 yr. CMT + 1.500%),
4,953,029	5.000	(c)	10/20/55	5,022,789
Uniform Mortgage-Backed Security
2,256	6.500		10/01/28	2,333
4,940	7.500		09/01/29	4,964
13,956	7.000		03/01/31	14,580
4,473	7.000		11/01/31	4,673
9,135	7.000		01/01/32	9,543
17,843	6.000		12/01/32	18,579
601,508	3.500		08/01/35	587,044
8,448,577	2.000		08/01/42	7,383,965
6,136,944	5.000		04/01/43	6,257,680
1,459,636	5.000		05/01/43	1,488,353
6,445,140	5.000		06/01/43	6,585,795
343,047	5.000		08/01/48	355,363
9,185,969	3.000		01/01/52	8,148,361
8,932,523	3.000		06/01/52	8,040,321
1,462,107	4.500		06/01/52	1,439,164
4,517,447	3.000		07/01/52	4,012,068
5,160,133	4.500		07/01/52	5,076,505
3,340,258	3.500		08/01/52	3,117,716
391,378	4.000		08/01/52	376,045
4,796,628	5.000		08/01/52	4,805,730
12,671,600	5.000		03/01/53	12,713,825
3,814,386	6.000		04/01/53	3,904,479
12,513,840	4.500		07/01/53	12,307,161
7,616,459	5.500		08/01/53	7,745,149
1,717,102	6.000		08/01/53	1,767,326
3,640,137	5.000		10/01/53	3,650,086
3,237,390	6.000		10/01/53	3,329,486
3,987,683	5.500		02/01/54	4,054,026
812,454	5.000		03/01/54	818,636
4,307,988	5.500		03/01/54	4,371,913
4,608,104	5.500		05/01/54	4,677,133
3,468,123	6.000		06/01/54	3,550,046
5,541,882	5.500		07/01/54	5,652,938
5,544,148	5.500		03/01/55	5,623,666
12,724,335	4.500		05/01/55	12,617,700
11,030,501	4.000		07/01/55	10,646,909
9,777,774	5.000		10/01/55	9,835,492
5,829,622	5.000		11/01/55	5,844,973

TOTAL FEDERAL AGENCIES (Cost $182,064,604)				$ 184,952,935

Home Equity(a)(g) – 0.2%
RCKT Mortgage Trust Series 2025-CES2, Class A1A
1,740,270	5.503		02/25/55	1,758,566

TOTAL HOME EQUITY (Cost $1,740,264)

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $343,847,276)				$ 332,931,837

U.S. Treasury Obligations – 18.8%
U.S. Treasury Bonds
$ 12,000,000	1.750		08/15/41	$ 8,070,469
10,000,000	2.750		08/15/42	7,699,219
3,000,000	3.125		08/15/44	2,369,883
12,750,000	3.000		11/15/44	9,836,924

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations — (continued)
U.S. Treasury Bonds (continued)
$ 2,125,000	2.500%	02/15/45	$ 1,500,781
5,000,000	2.500	02/15/46	3,473,633
38,000,000	2.750	11/15/47	26,981,484
6,000,000	3.000	02/15/48	4,450,781
22,800,000	3.125	05/15/48	17,255,859
7,000,000	2.250	08/15/49	4,374,180
10,000,000	1.375	08/15/50	4,904,297
4,000,000	1.875	11/15/51	2,202,500
U.S. Treasury Inflation-Indexed Bonds
10,042,410	0.750	02/15/42	7,837,380
U.S. Treasury Notes
4,900,000	1.500	08/15/26	4,844,712
2,000,000	2.250	02/15/27	1,973,514
6,000,000	4.500	05/15/27	6,071,016
5,000,000	3.875	10/15/27	5,027,539
6,380,000	0.625	05/15/30	5,597,952
1,000,000	3.750	06/30/30	999,726
7,350,000	3.750	08/31/31	7,300,330
5,000,000	1.375	11/15/31	4,347,070
7,000,000	1.875	02/15/32	6,227,266
15,500,000	2.875	05/15/32	14,564,551
14,000,000	2.750	08/15/32	13,005,234
10,000,000	4.125	11/15/32	10,066,797
14,500,000	3.500	02/15/33	14,025,351
23,000,000	3.375	05/15/33	22,011,719
8,000,000	4.500	11/15/33	8,213,750
9,110,000	4.250	05/15/35	9,129,928

TOTAL U.S. TREASURY OBLIGATIONS (Cost $252,361,810)			$ 234,363,845

Asset-Backed Securities – 10.1%
Automotive(a) – 0.6%
Avis Budget Rental Car Funding AESOP LLC Series 2020-2A, Class A
$ 346,666	2.020%	02/20/27	$ 346,257
Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class A
4,150,000	1.380	08/20/27	4,112,759
Hertz Vehicle Financing III LP Series 2021-2A, Class A
2,800,000	1.680	12/27/27	2,754,894

			7,213,910

Home Equity – 0.4%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(c)(1 mo.
USD Term SOFR + 0.894%)
3,775	4.567	01/25/35	3,779
EquiFirst Mortgage Loan Trust Series 2003-2, Class 2A2(g)
80,651	4.250	09/25/33	77,740
FIGRE Trust Series 2023-HE1, Class A(a)
1,469,939	5.850	03/25/53	1,494,146
FIGRE Trust Series 2025-HE3, Class A(a)(c)(f)
1,958,891	5.560	05/25/55	1,995,987
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(c)(1 mo. USD Term SOFR + 0.789%)
449,950	4.462	12/25/34	446,685
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(g)
91,188	5.640	11/25/35	91,212

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Home Equity – (continued)
Southern Pacific Secured Assets Corp. Series 1998-2, Class A7(g)
$ 255,434	7.490%	07/25/29	$ 252,718
Towd Point Mortgage Trust Series 2024-CES4, Class A1(a)(g)
1,000,114	5.122	09/25/64	1,002,035

			5,364,302

Manufactured Housing – 0.0%
Mid-State Trust XI Series 2011, Class A1
20,199	4.864	07/15/38	20,198

Other – 9.0%
AFN ABSPROP001 LLC Series 2019-1A, Class A1(a)
3,890,984	3.780	05/20/49	3,857,464
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2(a)
4,700,000	1.937	08/15/46	4,632,958
Beacon Container Finance II LLC Series 2021-1A, Class A(a)
1,725,063	2.250	10/22/46	1,614,470
BHG Securitization Trust Series 2021-B, Class B(a)
366,607	1.670	10/17/34	363,718
CAL Funding IV Ltd. Series 2020-1A, Class A(a)
3,260,000	2.220	09/25/45	3,131,782
Chase Funding Trust Series 2002-3, Class 1A5(g)
274,319	5.907	06/25/32	272,003
Chase Funding Trust Series 2004-1, Class 2A2(c)(1 mo. USD Term SOFR + 0.574%)
1,894,786	4.247	12/25/33	1,858,681
CLI Funding VIII LLC Series 2022-1A, Class A(a)
2,350,133	2.720	01/18/47	2,185,454
CMFT Net Lease Master Issuer LLC Series 2021-1, Class A1(a)
3,112,541	2.090	07/20/51	2,887,200
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(c)(1 mo. USD Term SOFR + 0.514%)
267,357	4.187	02/25/37	256,208
DB Master Finance LLC Series 2021-1A, Class A2II(a)
3,840,000	2.493	11/20/51	3,633,329
Diamond Infrastructure Funding LLC Series 2021-1A, Class A(a)
4,000,000	1.760	04/15/49	3,895,234
Domino’s Pizza Master Issuer LLC Series 2017-1A, Class A23(a)
6,110,000	4.118	07/25/47	6,093,459
Driven Brands Funding LLC Series 2021-1A, Class A2(a)
2,568,753	2.791	10/20/51	2,430,234
GBX Leasing LLC Series 2022-1, Class A(a)
1,429,921	2.870	02/20/52	1,360,551
Global SC Finance VII SRL Series 2020-2A, Class A(a)
2,263,189	2.260	11/19/40	2,179,944
Home Partners of America Trust Series 2019-1, Class A(a)
5,185,278	2.908	09/17/39	5,071,098
Jack in the Box Funding LLC Series 2022-1A, Class A2I(a)
3,700,000	3.445	02/26/52	3,599,256
Lendmark Funding Trust Series 2021-2A, Class A(a)
2,000,000	2.000	04/20/32	1,932,625
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(c)(1 mo. USD Term SOFR + 0.734%)
72,251	4.407	08/25/33	71,588
Lyra Music Assets Delaware LP Series 2024-2A, Class A2(a)
2,774,508	5.760	12/22/64	2,804,715

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Other – (continued)
OnDeck Asset Securitization Trust IV LLC Series 2024-1A, Class A(a)
$ 1,500,000	6.270%	06/17/31	$ 1,517,510
PACEWell 5 Trust Series 2021-1, Class A(a)
1,927,673	2.628	10/10/59	1,561,741
Pear LLC Series 2023-1, Class A(a)
2,809,621	7.420	07/15/35	2,878,176
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A(a)
5,000,000	5.000	09/15/48	4,995,733
Sabey Data Center Issuer LLC Series 2021-1, Class A2(a)
3,000,000	1.881	06/20/46	2,962,970
ServiceMaster Funding LLC Series 2020-1, Class A2I(a)
3,751,840	2.841	01/30/51	3,577,782
Servpro Master Issuer LLC Series 2021-1A, Class A2(a)
1,905,000	2.394	04/25/51	1,812,379
Taco Bell Funding LLC Series 2021-1A, Class A2I(a)
1,891,313	1.946	08/25/51	1,846,936
Thrust Engine Leasing DAC Series 2021-1A, Class A(a)
4,156,591	4.163	07/15/40	4,106,179
TIF Funding II LLC Series 2020-1A, Class A(a)
1,314,833	2.090	08/20/45	1,261,052
Towd Point Mortgage Trust Series 2017-3, Class A2(a)(c)(f)
1,044,571	3.000	07/25/57	1,033,627
Towd Point Mortgage Trust Series 2018-2,Class A2(a)(c)(f)
5,500,000	3.500	03/25/58	5,387,458
Trinity Rail Leasing LLC Series 2019-1A, Class A(a)
3,618,444	3.820	04/17/49	3,611,980
Trinity Rail Leasing LLC Series 2019-2A, Class A2(a)
3,000,000	3.100	10/18/49	2,989,674
Trinity Rail Leasing LLC Series 2020-2A, Class A2(a)
10,315,000	2.560	11/19/50	9,951,401
Triton Container Finance VIII LLC Series 2020-1A, Class A(a)
3,416,667	2.110	09/20/45	3,227,961
Triton Container Finance VIII LLC Series 2021-1A, Class A(a)
294,583	1.860	03/20/46	273,863
Wendy’s Funding LLC Series 2021-1A, Class A2I(a)
1,192,724	2.370	06/15/51	1,115,858
Wendy’s Funding LLC Series 2025-1A, Class A2I(a)
3,000,000	5.422	12/15/55	3,003,243
Zayo Issuer LLC Series 2025-1A, Class A2(a)
1,500,000	5.648	03/20/55	1,527,550

			112,775,044

Student Loan – 0.1%
Massachusetts Educational Financing Authority Series 2018-A, Class A
634,610	3.850	05/25/33	629,871
SoFi Professional Loan Program LLC Series 2018-C, Class A2FX(a)
388,911	3.590	01/25/48	387,036

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan – (continued)
South Carolina Student Loan Corp. Series 2015-A, Class A(c)(1 mo. USD Term SOFR + 1.614%)
$ 84,050	5.287%	01/25/36	$ 84,066

			1,100,973

TOTAL ASSET-BACKED SECURITIES (Cost $128,606,864)			$ 126,474,427

Municipal Bond Obligations – 6.5%
Arizona(b) – 0.1%
Arizona Board of Regents Revenue Bonds Series 2023
$ 1,000,000	4.599%	07/01/31	$ 1,029,811

Arkansas(b) – 0.1%
City of Springdale Sales & Use Tax Revenue Revenue Bonds (Taxable-Refunding) Series 2023 (BAM)
1,000,000	5.160	08/01/32	1,031,959

California – 1.4%
Beverly Hills CA Unified School District GO Bonds (Capital Appreciation) (Refunding) Series 2016(b)(h)
5,000,000	0.000	08/01/38	3,093,985
California State Municipal Finance Authority Refunding Revenue Bonds (Taxable-Refunding-University Of San Diego) Series B
3,130,000	2.536	10/01/29	2,965,217
City of National City CA Pension Obligation Revenue (Taxable) Series 2021
3,820,000	2.649	11/01/31	3,497,029
Foothill-De Anza CA Community College District GO Bonds (Taxable -Election of 2006) Series E
1,730,000	3.223	08/01/38	1,489,326
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,204,547
Poway CA Unified School District GO Bonds (Taxable-Refunding-Improvement Date 2002-1) Series 2019
3,750,000	2.414	08/01/27	3,678,157

			17,928,261

Florida(b) – 0.2%
Florida Development Finance Corp. (Taxable-Refunding-Shands
Jacksonville Medical Center Obligated Group) Series B (AG)
1,800,000	3.223	02/01/32	1,653,656
Miami-Dade County FL Health Facilities Authority (Taxable-Refunding, Variety Children’s Hospital Obligated Group) Series 2021
1,500,000	2.520	08/01/31	1,371,383

			3,025,039

Hawaii – 0.2%
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
2,997,907	3.242	01/01/31	2,952,223

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – 0.2%
Will County Elementary School District No 122 GO Bonds (Taxable-Refunding) Series A
$ 2,750,000	2.111%	10/01/27	$ 2,667,756

Indiana – 0.1%
Indiana University Revenue Bonds (Taxable-Refunding) Series B
1,000,000	2.767	06/01/37	843,175

Kentucky – 0.6%
Kentucky Higher Education Student Loan Corp. (Taxable) Series A
4,500,000	2.685	06/01/31	4,116,642
River City, Inc. KY Parking Authority Revenue Bonds (Refunding) Series B(b)
2,890,000	2.750	12/01/33	2,784,023

			6,900,665

Louisiana – 0.2%
City of New Orleans LA GO Bonds (Taxable-Refunding) Series 2021
2,085,000	2.054	09/01/28	1,991,077

Michigan – 0.3%
Dearborn MI GO Bonds (Taxable) Series B
1,750,000	3.879	05/01/27	1,754,735
Fraser MI Public School District GO Bonds (Taxable-Refunding) Series 2019 (Q-SBLF)
2,150,000	2.380	05/01/29	2,049,865

			3,804,600

Mississippi(b) – 0.2%
State of Mississippi GO (Taxable-Refunding-Bonds) Series 2020
3,000,000	1.282	11/01/28	2,824,240

Missouri – 0.2%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	2,568,978

Nebraska – 0.2%
University of Nebraska Facilities Corp. Revenue Bonds (Taxable-Refunding) Series A
2,750,000	2.175	10/01/26	2,723,907

New Jersey(b) – 0.3%
Rutgers New Jersey State University Revenue Bonds (Taxable-Refunding) Series R
4,000,000	2.588	05/01/27	3,948,474

New York(b) – 0.5%
New York State Dormitory Authority Revenue Bonds (Taxable) Series B
1,815,000	5.228	07/01/35	1,886,279
New York State Dormitory Authority Revenue Bonds (Taxable-Refunding) Series B
2,700,000	3.229	03/15/30	2,624,980
New York State Urban Development Corp. Revenue Bonds Series 2019 B
1,950,000	3.350	03/15/26	1,948,816

			6,460,075

THE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 0.6%
City of Cincinnati OH GO Bonds (Taxable-Refunding) Series A(b)
$ 2,865,000	1.880%		12/01/31	$ 2,543,996
South-Western City OH School District Franklin & Pickaway Countries GO Bonds (CABS-Taxable-Refunding) Series C(h)
2,740,000	0.000		12/01/28	2,446,257
University of Cincinnati Revenue Bonds (Taxable-Refunding) Series B
3,000,000	1.775		06/01/29	2,803,038

				7,793,291

Oregon – 0.1%
Oregon Education Districts Full Faith & Credit Pension Obligations GO Bonds (Taxable) Series 2018(b)
495,000	4.220		06/30/30	496,948
Portland OR Community College District GO Bonds Series 2018
1,250,000	3.970		06/01/27	1,255,774

				1,752,722

Pennsylvania(b) – 0.3%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495		09/15/28	3,196,578

Texas – 0.5%
City of Houston TX GO Bonds (Taxable-Refunding) Series B(b)
5,000,000	2.130		03/01/26	4,993,234
Texas Water Development Board Revenue Bonds (Taxable-Master Trust) Series B
1,200,000	4.309		10/15/34	1,193,897

				6,187,131

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean
Renewable Energy Bonds Series C
2,000,000	3.750		06/01/33	1,935,347

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $83,706,599)				$ 81,565,309

U.S. Government Agency Obligations – 0.4%
Federal Farm Credit Banks Funding Corp.
$ 2,500,000	4.000		01/13/31	$ 2,514,266
3,000,000	1.730	(b)	10/26/35	2,321,181

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,738,540)				$ 4,835,447

Shares	Description	Value

Exchange Traded Fund – 0.2%
$ 50,000	Janus Henderson AAA CLO ETF	$ 2,533,500
(Cost $2,539,500)

Shares	Dividend Rate	Value

Investment Company – 1.1%
State Street Institutional US Government Money Market Fund – Premier Class
14,077,618	3.650%	$ 14,077,618
(Cost $14,077,618)

TOTAL INVESTMENTS – 99.5% (Cost $1,299,154,146)		$1,241,385,094

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		5,817,935

NET ASSETS – 100.0%		$1,247,203,029

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Security with “Call” features with resetting interest rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2026.

(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e)	Actual maturity date is September 15, 2115.

(f)	Rate shown is that which is in effect on January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(g)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2026. Maturity date disclosed is the ultimate maturity.

(h)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

Investment Abbreviations:
GO	— General Obligation
PLC	— Public Limited Company
Q-SBLF	— Qualified School Bond Loan Fund
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	— Secured Overnight Financing Rate

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 48.4%
Collateralized Mortgage Obligations – 34.2%
Angel Oak Mortgage Trust Series 2025-3, Class A1(a)(b)
$ 419,819	5.420%	03/25/70	$ 423,746
Banc of America Funding Trust Series 2004-A, Class 1A3(c)(d)
524	6.619	09/20/34	535
Banc of America Mortgage Trust Series 2003-J, Class 2A1(c)(d)
35,989	5.136	11/25/33	31,760
Barclays Mortgage Loan Trust Series 2021-NQM1, Class A1(a)(c)(d)
234,356	1.747	09/25/51	216,278
Bear Stearns ARM Trust Series 2004-9, Class 24A1(c)(d)
5,484	4.800	11/25/34	4,873
BRAVO Residential Funding Trust Series 2021-NQM1, Class A1(a)(c)(d)
101,719	0.941	02/25/49	94,169
BRAVO Residential Funding Trust Series 2021-NQM2, Class A1(a)(c)(d)
54,612	0.970	03/25/60	53,732
BRAVO Residential Funding Trust Series 2025-NQM7, Class A1(a)(c)(d)
270,697	5.459	07/25/65	273,412
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(c)(d)
7,762	4.948	09/25/34	7,027
Cross Mortgage Trust Series 2025-H1, Class A1(a)(c)(d)
160,819	5.735	02/25/70	162,874
CSMC Trust Series 2021-NQM5, Class A1(a)(c)(d)
252,312	0.938	05/25/66	215,245
Federal Home Loan Mortgage Corp. REMICS Series 2022, Class PE
850	6.500	01/15/28	859
Federal Home Loan Mortgage Corp. REMICS Series 2109, Class PE
4,090	6.000	12/15/28	4,176
Federal Home Loan Mortgage Corp. REMICS Series 4561, Class BA
17,084	3.500	09/15/42	17,054
Federal Home Loan Mortgage Corp. REMICS Series 5131, Class MA
469,780	1.500	04/25/49	412,649
Federal Home Loan Mortgage Corp. REMICS Series 5208, Class MA
454,879	2.500	06/25/43	434,942
Federal Home Loan Mortgage Corp. REMICS Series 5340, Class HM
518,675	5.500	04/25/48	520,807
Federal National Mortgage Association Grantor Trust Series 2011-T2, Class A1
303,936	2.500	08/25/51	279,338
Federal National Mortgage Association REMICS Series 2003-117, Class KB
116,180	6.000	12/25/33	121,123
Federal National Mortgage Association REMICS Series 2010-109, Class M
166,119	3.000	09/25/40	163,146
Federal National Mortgage Association REMICS Series 2012-100, Class WA
42,771	1.500	09/25/27	42,076
Federal National Mortgage Association REMICS Series 2012-110, Class CA
142,718	3.000	10/25/42	132,473

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMICS Series 2012-118, Class EB
$ 36,498	1.500%	11/25/27	$ 35,907
Federal National Mortgage Association REMICS Series 2013-112, Class G
400	2.125	07/25/40	398
Federal National Mortgage Association REMICS Series 2013-16, Class FY(c)(1 mo. USD Term SOFR + 0.464%)
730,163	4.162	03/25/43	717,806
Federal National Mortgage Association REMICS Series 2013-6, Class BE
15,574	2.000	12/25/42	15,474
Federal National Mortgage Association REMICS Series 2013-74, Class YA
108,400	3.000	05/25/42	106,035
Federal National Mortgage Association REMICS Series 2015-15, Class CA
209,601	3.500	04/25/35	205,674
Federal National Mortgage Association REMICS Series 2015-19, Class CA
20,923	3.500	01/25/43	20,846
Federal National Mortgage Association REMICS Series 2015-2, Class PA
84,183	2.250	03/25/44	81,341
Federal National Mortgage Association REMICS Series 2016-104, Class BA
141,974	3.000	01/25/47	137,280
Federal National Mortgage Association REMICS Series 2016-53, Class BV
183,671	3.500	11/25/27	182,910
Federal National Mortgage Association REMICS Series 2016-96, Class A
163,550	1.750	12/25/46	152,381
Federal National Mortgage Association REMICS Series 2017-7, Class JA
126,384	2.000	02/25/47	106,288
Federal National Mortgage Association REMICS Series 2019-10, Class PT
164,688	3.500	03/25/49	160,827
Federal National Mortgage Association REMICS Series 2020-35, Class MA
200,411	2.000	12/25/43	191,885
Federal National Mortgage Association REMICS Series 2020-45, Class CB
334,252	2.000	02/25/44	319,509
Federal National Mortgage Association REMICS Series 2020-56, Class AH
337,358	2.000	05/25/45	318,280
Federal National Mortgage Association REMICS Series 2025-82, Class AE
441,585	4.750	08/25/52	441,610
GCAT Trust Series 2021-NQM6, Class A1(a)(c)(d)
252,210	1.855	08/25/66	232,313
Government National Mortgage Association REMICS Series 2010-14, Class PA
1,778	3.000	02/20/40	1,762

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Government National Mortgage Association REMICS Series 2013-14, Class AP
$ 561,115	1.750%	12/20/42	$ 503,378
Government National Mortgage Association REMICS Series 2013-188, Class LE
340,207	2.500	11/16/43	321,154
Government National Mortgage Association REMICS Series 2014-131, Class DM
29,200	3.000	02/20/44	28,955
Government National Mortgage Association REMICS Series 2015-65, Class BD
170,064	2.250	05/20/45	153,362
Government National Mortgage Association REMICS Series 2015-94, Class AT
142,972	2.250	07/16/45	130,077
Government National Mortgage Association REMICS Series 2019-11, Class MA
87,285	3.000	01/20/47	84,245
Government National Mortgage Association REMICS Series 2019-21, Class MA
185,505	3.500	09/20/47	181,038
Government National Mortgage Association REMICS Series 2023-49, Class A
272,041	4.500	07/20/48	271,950
GS Mortgage-Backed Securities Trust Series 2020-NQM1, Class A1(a)(c)(d)
63,883	1.382	09/27/60	61,132
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(c)(1 mo. USD Term SOFR + 0.554%)
36,869	4.227	05/25/35	30,033
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(c)(d)
110,459	4.488	01/25/36	102,756
Impac CMB Trust Series 2003-2F, Class A(b)
17,841	5.730	01/25/33	18,022
Impac Secured Assets Trust Series 2006-1, Class 2A1(c)(1 mo. USD Term SOFR + 0.814%)
66,750	4.487	05/25/36	63,482
IndyMac INDX Mortgage Loan Trust Series 2004-AR6, Class 6A1(c)(d)
24,070	5.358	10/25/34	22,730
JPMorgan Mortgage Trust Series 2016-4, Class A3(a)(c)(d)
81,095	3.500	10/25/46	74,785
Lehman XS Trust Series 2005-7N, Class 1A1A(c)(1 mo. USD Term SOFR + 0.654%)
47,459	4.327	12/25/35	45,195
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(c)(d)
16,791	6.258	04/21/34	16,550
MFA Trust Series 2021-NQM1, Class A1(a)(c)(d)
110,436	1.153	04/25/65	104,183
MFA Trust Series 2021-NQM2, Class A1(a)(c)(d)
165,067	1.029	11/25/64	147,015
MortgageIT Trust Series 2005-1, Class 1A1(c)(1 mo. USD Term SOFR + 0.754%)
63,073	4.427	02/25/35	64,303
MortgageIT Trust Series 2005-1, Class 1A2(c)(1 mo. USD Term SOFR + 0.894%)
54,252	4.567	02/25/35	54,732

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
New Residential Mortgage Loan Trust Series 2019-RPL3, Class A1(a)(c)(d)
$ 316,559	2.750%		07/25/59	$ 308,126
OBX Trust Series 2025-NQM4, Class A1(a)(b)
263,989	5.400		02/25/55	266,536
RALI Trust Series 2004-QA4, Class NB21(c)(d)
5,850	5.359		09/25/34	5,668
Sequoia Mortgage Trust Series 2003-2, Class A1(c)(1 mo. USD Term SOFR + 0.774%)
3,673	4.450		06/20/33	3,654
Sequoia Mortgage Trust Series 2010, Class 1A(c)(1 mo. USD Term SOFR + 0.914%)
1,708	4.590		10/20/27	1,620
Vendee Mortgage Trust Series 1996-2, Class 1Z
2,258	6.750		06/15/26	2,260
Verus Securitization Trust Series 2021-2, Class A1(a)(c)(d)
195,428	1.031		02/25/66	179,598

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,644,650)				$10,287,359

Commercial Mortgage Obligations – 3.8%
Government National Mortgage Association REMICS Series 2018-170, Class V
207,080	3.250		10/16/35	196,661
Government National Mortgage Association REMICS Series 2022-196, Class AB
420,337	3.250		04/16/54	395,027
Government National Mortgage Association REMICS Series 2022-199, Class A
588,570	3.250		02/16/54	556,422

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost $1,129,215)				$ 1,148,110

Federal Agencies – 10.4%
Federal Home Loan Mortgage Corp.
1,079	5.000		05/01/27	1,082
25,799	2.500		04/01/28	25,486
(RFUCC 1 yr. Treasury + 1.600%),
93,047	6.279	(c)	07/01/45	96,477
(RFUCC 1 yr. Treasury + 1.576%),
39,968	6.286	(c)	07/01/46	41,381
Federal National Mortgage Association
34,429	3.500		10/01/26	34,291
28,244	3.500		12/01/27	28,093
47,136	2.500		03/01/28	46,429
106,771	2.500		05/01/28	105,140
37,216	3.000		05/01/28	36,899
74,781	2.500		07/01/28	73,523
50,617	3.000		09/01/28	50,093
47,414	2.500		01/01/30	46,527
93,521	3.500		10/01/32	92,016
197,207	3.000		08/01/33	188,572
(RFUCC 1 yr. Treasury + 1.599%),
18,370	5.990	(c)	12/01/45	19,024
Government National Mortgage Association, (1 yr. CMT + 1.500%)
57	5.625	(c)	04/20/26	57
98	5.375	(c)	08/20/26	98
618	5.625	(c)	01/20/28	617

THE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – (continued)
Government National Mortgage Association, (continued)
$ 495,446	4.500	%(c)	08/20/55	$ 497,768
Uniform Mortgage-Backed Security
18,306	3.000		11/01/26	18,202
5,608	3.000		12/01/26	5,578
88,462	2.000		01/01/31	85,661
1,356	7.000		11/01/31	1,416
71,973	5.000		02/01/32	72,865
42,207	6.000		07/01/33	43,199
214,870	3.500		07/01/34	210,319
138,278	3.500		08/01/35	134,953
721,447	3.500		08/01/42	692,623
(1 mo. USD Term SOFR + 2.196%),
494,871	4.272	(c)	09/01/55	491,398

TOTAL FEDERAL AGENCIES (Cost $3,172,766)				$ 3,139,787

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $14,946,631)				$14,575,256

U.S. Treasury Obligations – 43.5%
U.S. Treasury Bills(e)
$ 500,000	0.000		02/19/26	$ 499,150
600,000	0.000		03/19/26	597,280
1,000,000	0.000		04/16/26	992,718
1,000,000	0.000		06/04/26	987,961
500,000	0.000		07/09/26	492,303
U.S. Treasury Notes
500,000	3.750		08/31/26	500,321
300,000	1.250		11/30/26	294,328
1,000,000	1.750		12/31/26	983,883
600,000	1.500		01/31/27	588,037
2,500,000	2.625		07/31/29	2,415,527
300,000	1.625		08/15/29	279,984
700,000	3.875		09/30/29	704,430
350,000	4.125		10/31/29	355,195
600,000	3.875		11/30/29	603,539
2,800,000	3.875		12/31/29	2,816,516

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,905,552)				$13,111,172

U.S. Government Agency Obligation(f) – 1.7%
Federal Home Loan Banks
$ 500,000	4.250%		03/28/30	$ 503,264
(Cost $500,000)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c) – 0.8%
Home Equity – 0.5%
Morgan Stanley ABS Capital I, Inc. Trust Series 2002-HE3, Class A2(1 mo. USD Term SOFR + 1.194%)
$ 3,930	4.867%	03/25/33	$ 3,929
Terwin Mortgage Trust Series 2004-7HE, Class A3(a)(1 mo. USD Term SOFR + 1.514%)
101,428	5.187	07/25/34	99,927
Terwin Mortgage Trust Series 2004-9HE, Class A1(a)(1 mo. USD Term SOFR + 0.914%)
40,121	4.587	09/25/34	38,392

			142,248

Other – 0.3%
Countrywide Asset-Backed Certificates Trust Series 2004-6, Class 2A4(1 mo. USD Term SOFR + 1.014%)
111,391	4.687	11/25/34	109,934

TOTAL ASSET-BACKED SECURITIES (Cost $229,398)			$ 252,182

Shares	Dividend Rate		Value

Investment Company – 5.7%
State Street Institutional US Government Money Market Fund – Premier Class
1,712,994	3.650%		$ 1,712,994
(Cost $1,712,994)

TOTAL INVESTMENTS – 100.1% (Cost $30,294,575)			$30,154,868

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(29,873)

NET ASSETS – 100.0%			$30,124,995

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers.

(b)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2026. Maturity date disclosed is the ultimate maturity.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2026.

(d)	Rate shown is that which is in effect on January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Security issued with a zero coupon. The actual effective yield of this security is different than the stated coupon due to the accretion of discount.

(f)	Security with “Call” features with resetting interest rates.

Investment Abbreviations:
REMICS	— Real Estate Mortgage Investment Conduit
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 Year
SOFR	— Secured Overnight Financing Rate

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.9%
Alabama(a) – 3.1%
Alabama Housing Finance Authority Revenue Bonds Series C (FHLMC/FNMA/GNMA) (NR/Aa1)
$ 530,000	3.750%	04/01/35	$ 540,779
545,000	3.800	10/01/35	554,322
560,000	3.900	04/01/36	570,447
450,000	3.950	10/01/36	457,988
590,000	4.000	04/01/37	601,368
505,000	4.000	10/01/37	514,905
Southeast Energy Authority A Cooperative District Revenue Bonds Series 2025 C (NR/Aa1)(b)(c)
5,000,000	5.000	05/01/55	5,348,557
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
2,255,000	5.000	12/01/31	2,479,626

			11,067,992

Alaska(a) – 0.3%
Alaska State Municipal Bond Bank Authority Revenue Bonds (Master Resolution) Series A (AA-/NR)
1,000,000	5.000	10/01/28	1,041,979
Alaska State Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA-/NR)
80,000	5.000	03/01/27	80,136

			1,122,115

Arizona(a) – 0.6%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
2,285,000	4.000	11/01/39	2,260,277

Arkansas(a) – 0.3%
City of Benton AR Public Utilities Revenue Bonds (Taxable-Refunding) Series 2020 (NR/A1)
250,000	2.400	09/01/27	244,479
City of Forrest City AR Sales & Use Tax Revenue Bonds Series 2021 (A-/NR)
675,000	3.000	11/01/30	678,003

			922,482

Colorado – 4.7%
Adams & Weld Counties CO School District No. 27J Brighton GO Bonds Series 2017 (AA/Aa2)(a)
2,055,000	5.000	12/01/42	2,108,929
Adams County CO Certificates of Participation Series 2021 (A/NR)(a)
550,000	4.000	12/01/36	559,064
Boulder Valley School CO District No. Re-2 Boulder GO Bonds Series 2015 (AA+/Aa1)(a)
3,750,000	5.000	12/01/40	3,755,340
City & County of Denver Airport System Revenue Bonds (Refunding) Series D (AA-/Aa3)(a)
500,000	5.750	11/15/41	560,627
Colorado State Health Facilities Authority Revenue Bonds Series A (A+/Aa3)(a)
1,770,000	5.000	12/01/44	1,773,549
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a)
500,000	5.000	12/01/39	563,817
830,000	5.000	12/01/41	916,544

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Colorado – (continued)
Grand County CO Certificates of Participation Series 2025 (AA-/NR)(a) (continued)
$ 525,000	5.000%		12/01/42	$ 572,928
640,000	5.000		12/01/44	683,520
Thornton Development Authority Tax Allocation (Refunding) Series 2025 (East 144th Avenue & I-25 Project) (A+/NR)
1,460,000	5.000		12/01/31	1,622,904
1,505,000	5.000		12/01/32	1,685,353
1,605,000	5.000		12/01/33	1,812,215

				16,614,790

Connecticut – 0.6%
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series B (AMT) (NR/Aa2)
330,000	5.000		11/15/27	339,262
450,000	5.000		11/15/28	470,373
450,000	5.000		11/15/29	476,543
385,000	5.000		11/15/30	411,937
Connecticut State Housing Finance Authority Housing Finance Mortgage Program Revenue Bonds (Taxable Refunding) Series A-4 (AAA/Aaa)
500,000	2.090		05/15/26	497,981

				2,196,096

Florida – 4.8%
City of Pensacola FL Airport Revenue Bonds Series 2025 (AMT) (A+/NR)(a)
750,000	5.250		10/01/36	863,565
655,000	5.250		10/01/37	747,512
750,000	5.250		10/01/38	849,631
750,000	5.250		10/01/39	843,370
1,125,000	5.250		10/01/40	1,253,878
County of Broward FL Port Facilities Revenue Bond Series A (A/A1)
620,000	5.000		09/01/28	659,181
Florida State Housing Finance Corp. Revenue Bonds Series 1 (FHLMC/FNMA/GNMA) (NR/Aaa)
535,000	2.000		07/01/27	526,365
495,000	2.050		01/01/28	485,070
515,000	2.100		07/01/28	503,127
520,000	2.125	(a)	01/01/29	508,478
Greater Orlando FL Aviation Authority Revenue Bonds Series 2015 A (AA/Aa2)(a)
2,015,000	5.000		10/01/30	2,019,004
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation Series A (AG) (AA/NR)
850,000	5.000		03/01/34	971,355
755,000	5.000		03/01/35	863,860
500,000	5.000	(a)	03/01/36	563,510
St. Johns County FL School Board Certificates of Participation Series 2024 A (AG) (AA/NR)(a)
1,200,000	5.000		07/01/40	1,327,853
Village Community Development District No. 10 (Refunding) Series 2023 (AG) (AA/NR)(a)
2,525,000	5.000		05/01/41	2,695,242
1,200,000	5.000		05/01/42	1,267,127

				16,948,128

Georgia – 3.1%
Cobb County GA Development Authority Revenue Bonds (Refunding) Series 2017 (NR/A1)(a)
3,000,000	5.000		07/15/40	3,045,916

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Georgia – (continued)
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
$ 1,000,000	5.000%		03/15/26	$ 1,002,950
Gainesville & Hall County Hospital Authority Revenue Bond Series 2020 (A+/NR)(a)
1,700,000	4.000		02/15/39	1,710,469
Milledgeville & Baldwin County Development Authority Revenue Bonds(Refunding) Series 2021 (AA-/NR)
500,000	5.000		06/15/30	551,316
500,000	5.000		06/15/31	559,883
600,000	5.000	(a)	06/15/32	668,192
700,000	5.000	(a)	06/15/33	772,764
Municipal Electric Authority of Georgia GA Revenue Bonds (Refunding-Project One Subordinated) Series B (BAM) (AA/A2)(a)
2,375,000	5.250		01/01/38	2,705,740

				11,017,230

Idaho(a) – 0.3%
County of Nez Perce ID Certification of Participation Series 2022 (NR/Aa3)
1,000,000	5.500		03/01/37	1,131,509

Illinois – 7.4%
Chicago IL Midway International Airport Revenue Bonds (Senior Lien) Series 2024 A (A/NR)
1,000,000	5.000		01/01/34	1,119,476
1,000,000	5.000		01/01/35	1,125,247
Chicago O’Hare International Airport Revenue Bonds Series A (AMT) (A+/NR)(a)
1,000,000	5.250		01/01/41	1,092,467
Elk Grove Village GO Bonds Series 2017 (AA+/NR)(a)
525,000	5.000		01/01/28	537,620
Governors State University Revenue Bonds (Refunding) Series 2021 (BAM) (AA/NR)(a)
805,000	4.000		10/01/34	817,317
855,000	4.000		10/01/36	860,462
Illinois Finance Authority Revenue Bonds (Refunding-The Carle Foundation) Series 2022 (AA-/NR)(a)
750,000	5.000		06/01/42	803,786
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro GO Bonds Series 2024 (BAM) (AA/NR)(a)
2,525,000	5.000		12/01/37	2,728,422
Rolling Meadows IL GO Bonds Series 2019 (AA+/NR)(a)
495,000	4.000		12/15/34	507,737
515,000	4.000		12/15/35	525,844
535,000	4.000		12/15/36	544,526
555,000	4.000		12/15/37	562,748
St. Clair County IL School District No. 118 Belleville GO Bonds Series 2025 (BAM) (AA/NR)(a)
1,000,000	5.500		12/01/37	1,142,475
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100 (Refunding) Series 2021 (BAM) (AA/A1)(a)
860,000	4.000		12/01/38	878,077
Taylorville Community Unit School District No. 3 GO Bonds Series 2025 (BAM) (AA/NR)
880,000	5.000		12/01/34	1,009,408
675,000	5.000	(a)	12/01/35	775,065
600,000	5.000	(a)	12/01/36	679,651
775,000	5.000	(a)	12/01/37	870,043
825,000	5.000	(a)	12/01/38	921,451
875,000	5.000	(a)	12/01/39	970,304

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Illinois – (continued)
Village of Oswego IL GO Bonds Series A (NR/Aa2)(a)
$ 1,555,000	5.000%		12/15/39	$ 1,723,420
Westchester Village of IL GO Bonds Series 2021 (BAM) (AA/A2)(a)
1,825,000	4.000		12/01/38	1,859,316
Winnebago County IL GO Bonds (Refunding) Series C (NR/Aa3)
905,000	5.000		12/30/28	960,973
960,000	5.000		12/30/29	1,038,500
Woodford Lasalle Livingston Etc. Counties Community Unit School District GO Bonds Series A (BAM) (AA/NR)(a)
700,000	4.000		12/01/31	734,699
700,000	4.000		12/01/32	730,424
725,000	4.000		12/01/33	752,818

				26,272,276

Indiana – 7.5%
Avon Redevelopment Authority Revenue Bonds Series 2025 (AA/NR)(a)
1,005,000	4.000		02/01/37	1,037,210
1,050,000	4.000		02/01/38	1,079,733
1,050,000	4.000		02/01/39	1,071,953
Brownsburg 1999 School Building Corp. Revenue Bonds Refunding Notes Series 2022 (AA+/NR)(a)
1,150,000	5.000		01/15/42	1,227,492
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series A (A/NR)(a)
585,000	3.000		07/15/33	572,751
Griffith Redevelopment Authority Revenue Bonds(Refunding) Series B (A/NR)(a)
585,000	3.000		07/15/33	572,751
Hobart Building Corp. Revenue Bonds Series A (AA+/NR)(a)
600,000	5.000		07/15/35	679,129
450,000	5.000		01/15/37	503,179
Indiana State Finance Authority Revenue Bond (Refunding-Marion Hospital, Inc. Obligated Group) Series 2021 (A/NR)
830,000	4.000		07/01/31	856,985
700,000	4.000	(a)	07/01/32	721,394
700,000	4.000	(a)	07/01/36	705,635
Indiana State Finance Authority Revenue Bonds (Refunding-Butler University Project) Series 2024 (A-/NR)(a)
1,435,000	5.000		02/01/38	1,584,065
1,505,000	5.000		02/01/39	1,648,249
1,200,000	5.000		02/01/40	1,303,830
Indiana State Finance Authority Revenue Bonds (Refunding-Hendricks Regional Health) Series 2024 (A-/A3)(a)
1,000,000	5.000		03/01/35	1,130,174
1,420,000	5.000		03/01/36	1,588,399
IPS Multi-School Building Corp. Revenue Bonds Series 2022 (Social Bonds) (AA+/NR)(a)
1,200,000	5.250		07/15/40	1,311,548
1,685,000	5.500		07/15/40	1,887,491
Martinsville Redevelopment Authority Series 2021 (BAM) (AA/NR)(a)
565,000	3.000		08/01/33	562,030
400,000	3.000		08/01/35	391,986
Shelbyville IN Redevelopment Authority Series 2021 (AA-/NR)(a)
485,000	4.000		08/01/32	503,217
Sunman-Dearborn High School Building Corp. Revenue Bonds Series 2024 (AA+/NR)(a)
1,000,000	5.000		07/15/38	1,108,689
Vinton-Tecumseh IN School Building Corporation Revenue Bonds (First Mortgage) Series A (AA+/NR)(a)
500,000	5.000		07/15/31	518,491
500,000	5.000		07/15/32	517,626

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Indiana – (continued)
Whitestown Redevelopment Authority Revenue Bonds (Refunding) Series B (AA+/NR)(a)
$ 1,625,000	3.000%		08/01/33	$ 1,639,330
1,670,000	3.000		08/01/34	1,682,842

				26,406,179

Iowa – 1.4%
City of Bondurant IA GO Bonds Series A (AG) (AA/A1)(a)
600,000	5.000		06/01/36	664,010
630,000	5.000		06/01/37	692,464
665,000	5.000		06/01/38	725,712
430,000	5.000		06/01/40	462,076
Iowa Student Loan Liquidity Corp. Revenue Bonds Series B (AMT) (AA/NR)
825,000	5.000		12/01/33	899,772
815,000	5.000		12/01/34	888,104
635,000	5.000		12/01/35	686,069

				5,018,207

Kansas(a) – 2.6%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)
1,000,000	5.000		09/01/39	1,120,141
1,280,000	5.000		09/01/40	1,426,804
1,375,000	5.000		09/01/41	1,515,048
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)
1,000,000	5.000		09/01/40	1,119,432
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,455,000	5.250		12/01/39	1,668,886
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)
1,345,000	5.000		07/01/38	1,532,360
835,000	5.000		07/01/39	941,691

				9,324,362

Kentucky – 5.0%
Appalachian Regional Healthcare Obligated Group Revenue Bonds (Refunding) Series 2021 (A/NR)
1,695,000	5.000		07/01/30	1,825,650
855,000	5.000		07/01/31	930,120
1,275,000	5.000	(a)	07/01/32	1,397,990
Bullitt County School District Finance Corp. Revenue Bonds Series 2023 (NR/Aa3)(a)
1,925,000	4.125		03/01/39	1,972,626
Kentucky KY Public Energy Authority Revenue Bonds (Refunding) Series 2025 A (NR/A1)(a)
500,000	5.000		06/01/28	522,560
1,000,000	5.000		12/01/28	1,053,182
700,000	5.000		06/01/29	741,196
1,000,000	5.000		12/01/29	1,060,031
Kentucky KY Public Energy Authority Revenue Bonds Series 2024 A (NR/A2)(a)(b)(c)
3,000,000	5.000		05/01/55	3,179,276
Kentucky State Property & Building Commission Revenue Bonds (Project No. 117) Series B (NR/Aa3)(a)
750,000	5.000		05/01/28	775,076
915,000	5.000		05/01/29	945,529
Kentucky State Property & Building Commission Series 2018 (BAM) (AA/Aa3)
885,000	5.000		04/01/28	935,291

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kentucky – (continued)
Shelby County Public School District GO Bonds Series 2025 (NR/Aa2)(a)
$2,345,000	4.000%	11/01/41	$ 2,368,065

			17,706,592

Louisiana(a) – 2.2%
City of Shreveport LA GO Bonds Series 2024 (AG) (AA/Baa3)
500,000	5.000	03/01/36	571,499
500,000	5.000	03/01/37	566,250
825,000	5.000	03/01/38	927,569
East Ouachita Parish School District GO Bonds Series 2025 (AA-/NR)
595,000	5.250	03/01/36	699,436
600,000	5.250	03/01/38	693,333
600,000	5.250	03/01/39	688,255
Louisiana Correctional Facilities Corp. Revenue Bonds (Louisiana Correctional Institute) Series 2023 (AA-/NR)
695,000	5.000	10/01/35	788,190
545,000	5.000	10/01/36	611,390
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Bossier Parishes Port Project) Series 2023 (AG) (AA/NR)
800,000	5.000	04/01/48	826,928
Rapides Parish School District No. 52 Pineville GO Bonds Series 2025 (BAM) (AA/NR)
660,000	5.250	03/01/36	760,555
500,000	5.250	03/01/37	570,092

			7,703,497

Maine(a) – 1.8%
Maine Health & Higher Educational Facilities Authority Revenue Bonds Series 2020 A (A+/A1)
1,150,000	4.000	07/01/37	1,165,388
Maine State Housing Authority Mortgage Purchase Revenue Bonds (Refunding) Series D (AA+/Aa1)
1,900,000	4.050	11/15/37	1,943,669
Maine State Housing Authority Mortgage Purchase Revenue Bonds Series E (AA+/Aa1)
840,000	2.150	11/15/29	817,236
870,000	2.250	11/15/30	836,463
905,000	2.350	11/15/31	856,945
Portland ME Airport Revenue Bonds (Refunding-General) Series 2016 (A-/A3)
215,000	5.000	01/01/34	215,185
330,000	5.000	01/01/35	330,231

			6,165,117

Massachusetts – 0.6%
Massachusetts Educational Financing Authority Revenue Bonds (Refunding) Series 2024 B (AMT) (AA/NR)
550,000	4.250	07/01/32	565,076
Massachusetts Housing Finance Agency Revenue Bonds Series 2021 (AA+/Aa1)(a)
960,000	1.850	06/01/32	863,337
710,000	1.900	12/01/32	633,233

			2,061,646

Michigan – 4.2%
Gerald R Ford International Airport Authority MI Revenue Bonds Series 2024 (AAA/Aaa)(a)
500,000	5.000	01/01/38	553,606
500,000	5.000	01/01/39	550,307
500,000	5.000	01/01/40	543,515

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Blanc Community Schools (Taxable-Refunding) Series 2021 (Q-SBLF) (AA/NR)
$ 500,000	2.000%		05/01/26	$ 498,102
Grand Rapids MI Public Schools GO Bonds Series 2024 (AG) (AA/NR)(a)
875,000	5.000		05/01/37	989,865
750,000	5.000		05/01/38	841,690
775,000	5.000		05/01/40	857,083
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series A (NR/A1)(a)
445,000	5.000		07/01/30	471,225
Grand Traverse County MI Hospital Finance Authority Revenue Bonds (Munson Healthcare Obligated Group) Series B (NR/A1)(a)
380,000	5.000		07/01/31	401,411
Ingham County Building Authority Revenue Bonds (Justice Complex Project) Series 2020 (AA/NR)(a)
1,485,000	2.000		05/01/31	1,379,214
Michigan Finance Authority Revenue Bonds (Refunding) Series 2016 (NR/A2)(a)
5,000,000	5.000		11/15/41	5,042,789
Michigan State Housing Development Authority Revenue Bonds Series A (AA+/NR)(a)
470,000	2.550		04/01/28	463,925
410,000	2.600		10/01/28	403,594
North Muskegon MI Public Schools MI GO Bonds Series 2024 (AA/NR)(a)
425,000	5.000		05/01/36	488,832
200,000	5.000		05/01/38	226,457
315,000	5.000		05/01/40	350,209
580,000	5.000		05/01/44	619,524

				14,681,348

Minnesota – 0.4%
Minnesota Higher Education Facilities Authority Revenue Bonds (University Of St. Thomas) Series 2016 8-L (NR/A2)(a)
1,265,000	5.000		04/01/35	1,269,495
Minnesota State Housing & Finance Agency Revenue Bonds Series A (FHLMC/FNMA/GNMA) (AA+/Aa1)
230,000	1.700		07/01/26	228,195

				1,497,690

Mississippi – 2.2%
City of Gulfport MS Revenue Bonds (Memorial Hospital at Gulfport Project) Series 2025 (NR/Baa2)
300,000	5.000		07/01/35	337,468
325,000	5.250	(a)	07/01/36	368,692
375,000	5.250	(a)	07/01/37	422,884
500,000	5.250	(a)	07/01/38	560,838
Mississippi State Development Bank Special Obligation Revenue Bonds (Hinds County Project) Series 2017 (NR/WR)(a)
300,000	5.000		11/01/29	305,162
400,000	5.000		11/01/30	406,657
500,000	5.000		11/01/31	507,822
400,000	5.000		11/01/32	405,680
Mississippi State Home Corp. Revenue Bonds Series 2022 (FHLMC/FNMA/GNMA) (NR/Aa1)
720,000	1.800		06/01/30	672,367
690,000	1.850		12/01/30	639,002
1,000,000	1.950	(a)	06/01/31	921,339
Warren MS Certificates of Participation Series 2023 (BAM) (AA/Aa3)(a)
1,000,000	6.000		09/01/39	1,160,348

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Mississippi – (continued)
Warren MS Certificates of Participation Series 2023 (BAM) (AA/Aa3)(a) (continued)
$ 1,000,000	6.000%		09/01/40	$ 1,151,494

				7,859,753

Missouri – 2.2%
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
3,000,000	5.000		11/15/45	3,001,160
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
850,000	4.000		04/01/28	871,035
1,825,000	4.000		04/01/29	1,886,716
810,000	4.000		04/01/30	842,549
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,170,000	4.050		05/01/36	1,205,699

				7,807,159

Nebraska(a) – 0.0%
Sarpy County NE Hospital Authority No.1 Revenue Bonds (Refunding-Nebraska Medicine) Series 2016 (AA-/NR)
35,000	3.000		05/15/46	28,043

New Jersey – 2.1%
Casino Reinvestment Development Authority, Inc. Revenue Bonds Series B (AG) (AA/A1)(a)
500,000	5.000		11/01/35	573,905
500,000	5.000		11/01/36	568,639
750,000	5.000		11/01/37	846,018
715,000	5.000		11/01/38	800,676
County of Union NJ GO Bonds Series 2016 (AA+/Aaa)(a)
600,000	2.000		03/01/27	593,795
New Jersey Higher Education Student Assistance Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
2,800,000	5.000		12/01/32	3,063,222
1,000,000	5.000		12/01/33	1,097,055

				7,543,310

New Mexico – 0.5%
New Mexico State Mortgage Finance Authority Revenue Bonds Series A (FHLMC/FNMA/GNMA) (NR/Aa1)
775,000	1.900		03/01/31	717,153
520,000	2.050	(a)	03/01/32	480,202
585,000	2.100	(a)	09/01/32	532,964

				1,730,319

New York(a) – 0.7%
Upper Mohawk Valley Memorial Auditorium Authority Revenue Bonds (Refunding) Series 2021 (A+/NR)
890,000	2.700		12/01/32	802,437
915,000	2.850		12/01/33	816,688
940,000	3.000		12/01/34	832,361

				2,451,486

North Carolina(a) – 0.2%
North Carolina State Housing Finance Agency Homeownership Revenue Bonds Series 39-B (FHLMC/FNMA/GNMA) (AA+/Aa1)
585,000	3.200		01/01/29	589,774

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio – 3.6%
Akron OH Certificates of Participation (District Energy Project) Series 2018 (A/NR)(a)
$ 960,000	4.000%		12/01/31	$ 968,519
Akron OH GO Bonds (Refunding) Series 2015 (A+/NR)(a)
545,000	5.000		12/01/26	546,048
City of Middletown OH GO Bonds (Refunding) Series 2017 (NR/NR)(d)
110,000	5.000		12/01/27	115,039
Dayton City School District Certificates of Participation Series 2021 (NR/A3)(a)
610,000	4.000		12/01/30	636,619
675,000	3.000		12/01/33	667,027
Dayton-Montgomery County Port Authority Revenue Bonds Series 2021 (A-/NR)
325,000	2.000		11/15/31	297,360
Mahoning County OH Career & Technical Center Board of Education Certificates of Participation (Refunding) Series 2017 (AA-/NR)(a)
630,000	4.000		12/01/26	630,773
500,000	4.000		12/01/29	500,551
Ohio Housing Finance Agency Revenue Bonds Series 2025 A (FHLMC/FNMA/GNMA) (NR/Aa1)
500,000	6.000		09/01/31	588,366
Polaris Career Center Certificate of Participation (Refunding) Series 2025 (NR/Aa3)
500,000	5.000		11/01/32	566,679
500,000	5.000	(a)	11/01/38	555,118
500,000	5.000	(a)	11/01/39	550,886
Port of Greater Cincinnati Development Authority Revenue Bonds (Refunding) Series 2024 B (A-/A2)(a)
2,305,000	5.000		12/01/36	2,615,391
Toledo-Lucas County Port Authority Revenue Bonds Series 2021 (A/NR)
325,000	2.000		11/15/31	298,495
University of Toledo OH Revenue Bonds (Refunding-General Receipt) Series A (A/A2)(a)
700,000	4.000		06/01/36	704,670
Youngstown State OH University Revenue Bonds Series 2025 (BAM) (AA/A2)(a)
505,000	5.000		12/15/36	570,457
535,000	5.000		12/15/37	596,798
1,085,000	5.000		12/15/38	1,201,302

				12,610,098

Oklahoma – 2.2%
Leflore County OK Public Facility Authority Educational Facility Lease Revenue Bonds (Poteau Public School Project) Series 2019 (A-/NR)
1,350,000	4.000		12/01/28	1,390,261
McClain County Economic Development Authority Revenue Bonds (Washington Public Schools Project) Series 2022 (A-/NR)(a)
2,000,000	4.000		09/01/36	2,060,039
Murray County OKLA Educational Facilities Authority Revenue Bonds (Sulphur Public Schools Project) Series 2022 (A-/NR)(a)
2,580,000	5.000		09/01/42	2,736,990
Oklahoma Capitol Improvement Authority Revenue Bonds Series 2018 (NR/NR)(a)(d)
25,000	4.000		07/01/28	26,041

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Oklahoma – (continued)
Tulsa County Home Finance Authority Revenue Bonds Series A (GNMA) (NR/Aa1)(a)
$ 1,390,000	5.000%	07/01/40	$ 1,481,291

			7,694,622

Pennsylvania – 9.3%
Berwick Area School District GO Bonds Series 2021 (BAM) (AA/NR)(a)
345,000	3.000	11/15/34	343,343
Bucks County Technical School Authority Revenue Bonds Series 2022 (BAM) (AA/A1)(a)
455,000	4.000	02/15/33	475,291
Centre County PA Hospital Authority Revenue Bonds (Refunding Hospital Mount Nittany Medical Center Project) Series A (A+/NR)
1,000,000	5.000	11/15/26	1,017,857
Chester County PA School Authority Revenue Bonds (Chester County Intermediate Unit Project) Series 2024 (BAM) (AA/Aa3)(a)
750,000	5.000	04/01/36	828,531
500,000	5.000	04/01/38	547,629
Clarion County Industrial Development Authority Revenue Bonds (Refunding-Clarion University Foundation, Inc.) Series 2025 (BAM) (AA/A1)
530,000	5.000	07/01/31	585,993
555,000	5.000	07/01/32	620,876
580,000	5.000	07/01/33	655,018
460,000	5.000	07/01/34	523,661
Coatesville School District GO Bonds Series 2025 (AG) (AA/Aa3)(a)
1,000,000	5.250	11/15/40	1,112,622
1,000,000	5.250	11/15/41	1,107,204
Monessen School District PA GO Bonds (Refunding) Series 2025 (BAM) (AA/NR)(a)
660,000	5.000	06/01/35	743,743
805,000	5.000	06/01/39	887,631
845,000	5.000	06/01/40	924,419
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (A/Aa2)
525,000	5.000	06/01/27	535,968
525,000	5.000	06/01/28	544,005
535,000	5.000	06/01/29	562,330
425,000	5.000	06/01/30	452,446
Pennsylvania Higher Education Assistance Agency Revenue Bonds Series A (AAA/Aa2)
500,000	5.000	06/01/26	502,739
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds Series 2022 (AA/Aa3)(a)
475,000	4.000	08/15/42	468,333
Pennsylvania State Housing Finance Agency SF Mortgage Revenue Bonds Series 130A (AA+/Aa1)(a)
795,000	2.100	10/01/30	765,096
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Taxable-Refunding-1st) Series 2020 (NR/Aa3)
335,000	2.355	12/01/26	331,113
350,000	2.633	12/01/29	333,013
Pittsburgh School District GO Bonds Series 2025 (BAM) (AA/A1)(a)
1,845,000	4.050	09/01/40	1,889,013
Pittsburgh Water & Sewer Authority Revenue Bonds Series A (AG) (AA/A1)(a)
800,000	5.000	09/01/40	887,361
1,750,000	5.000	09/01/41	1,908,146
Shikellamy School District PA GO Bonds Series 2020 (BAM) (AA/NR)(a)
1,945,000	2.000	09/01/28	1,877,589
1,610,000	2.000	09/01/29	1,527,592

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Southcentral PA General Authority Revenue Bond Series TT2 (A-/NR)
$ 225,000	5.000%		05/01/28	$ 235,094
225,000	5.000		05/01/29	239,434
400,000	5.000		05/01/30	432,829
375,000	5.000		05/01/31	411,579
325,000	4.000	(a)	05/01/32	331,828
325,000	4.000	(a)	05/01/33	330,470
300,000	4.000	(a)	05/01/34	304,069
Steel Valley School District GO Bonds Series 2024 (BAM) (AA/Aa3)(a)
850,000	5.000		11/01/37	945,165
1,695,000	5.000		11/01/38	1,880,505
650,000	5.000		11/01/39	715,640
840,000	5.000		11/01/40	912,530
885,000	5.000		11/01/41	949,387
Wayne County PA Hospital & Health Facilities Authority Revenue Bonds (Memorial Hospital Project) Series A (CNTY-GTD) (A/NR)
520,000	4.000		07/01/27	530,200
400,000	5.000	(a)	07/01/28	412,484
500,000	4.000	(a)	07/01/33	504,643
York PA GO Bonds (Refunding) Series A (NR/NR)
640,000	5.000		11/15/26	646,730

				32,741,149

Rhode Island – 2.2%
Rhode Island Health & Educational Building Corp. Revenue Bonds Series G (BAM) (AA/Aa3)(a)
1,350,000	5.250		05/15/40	1,514,769
Rhode Island Providence Public Building Authority Revenue Bonds (Capital Improvement Program) Series A (AG) (AA/A1)(a)
1,100,000	5.250		09/15/40	1,236,760
Rhode Island State & Providence Plantations Lease Certificates of Participation (Eleanor Slater Hospital Project) Series B (AA-/Aa3)(a)
760,000	4.000		11/01/32	785,702
Rhode Island State Housing and Mortgage Finance Corp Revenue Bonds Series 2022 (AA+/Aa1)(a)
2,025,000	2.100		04/01/32	1,867,511
Rhode Island Student Loan Authority Revenue Bonds Series 2024 B (AMT) (AA/NR)
750,000	5.000		12/01/31	811,503
500,000	5.000		12/01/32	541,937
750,000	5.000		12/01/33	815,313

				7,573,495

South Carolina – 1.8%
Florence County School District No. 3 Revenue Bonds Series 2025 (NR/A3)
500,000	5.000		12/01/32	565,846
565,000	5.000		12/01/33	645,957
590,000	5.000		12/01/34	677,254
620,000	5.000	(a)	12/01/35	705,145
1,300,000	5.000	(a)	12/01/36	1,459,671
South Carolina Jobs-Economic Development Authority Revenue Bonds (Wofford College Project) Series 2024 (A-/NR)(a)
2,000,000	5.000		04/01/34	2,282,566

				6,336,439

South Dakota(a) – 1.2%
County of Clay SD G0 Bonds Series 2023 (NR/Aa3)
1,000,000	5.000		12/01/38	1,098,238

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
South Dakota(a) – (continued)
Mitchell School SD District No. 17-2 GO Bonds Series 2024 (AA+/NR)
$ 1,745,000	5.000%		08/01/38	$ 1,959,193
South Dakota Health & Educational Facilities Authority Revenue Bonds Series 2026 (NR/A1)
665,000	5.000		09/01/41	731,419
400,000	5.000		09/01/42	434,595

				4,223,445

Tennessee – 0.9%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds Series 2024 (A/NR)(a)
500,000	5.250		12/01/40	554,681
800,000	5.250		12/01/41	883,666
Greeneville TN Health & Educational Facilities Board Hospital Revenue Bonds (Refunding-Ballad Health Obligated Group) Series A (A-/A3)
500,000	5.000		07/01/28	527,303
600,000	5.000	(a)	07/01/29	632,434
500,000	5.000	(a)	07/01/30	526,818
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)(a)
125,000	4.050		01/01/38	125,025

				3,249,927

Texas – 11.6%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)(a)
1,200,000	5.000		08/15/39	1,329,004
1,000,000	5.000		08/15/40	1,099,647
Arlington TX Higher Education Finance Corp. Revenue Bonds (Uplift Education) Series B (PSF-GTD) (AAA/NR)(a)
485,000	4.000		12/01/32	491,477
Arlington TX Higher Education Finance Corp. Revenue Bonds Series A (PSF-GTD) (AAA/NR)(a)
1,000,000	4.000		08/15/35	1,041,671
City of Atlanta Department of Aviation Revenue Bonds Series 2022 (A+/A1)
1,250,000	5.000		11/15/32	1,405,749
City of Brownsville TX Utilities System Revenue Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
500,000	5.000		09/01/42	529,400
City of Houston TX Airport System Revenue Bonds (Refunding) Series A (AMT) (A+/NR)(a)
500,000	5.250		07/01/36	578,043
500,000	5.250		07/01/37	572,857
500,000	5.250		07/01/38	568,502
City of Houston TX Airport System Revenue Bonds Series 2021 (NR/A1)
1,000,000	5.000		07/01/29	1,072,650
900,000	5.000		07/01/30	981,003
1,200,000	5.000		07/01/31	1,326,144
City of Houston TX GO Bonds Series 2025 (AA/NR)(a)
1,025,000	5.000		07/01/35	1,184,900
City of Weslaco TX GO Bonds Series 2025 (BAM) (AA/NR)(a)
675,000	5.000		02/15/37	775,631
670,000	5.000		02/15/38	756,411
670,000	5.000		02/15/39	748,368
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a)
1,175,000	5.000		08/15/34	1,327,844

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Texas – (continued)
Clifton TX Higher Education Finance Corp. Revenue Bonds (Refunding International Leadership Of Texas, Inc.) Series 2024 A (NR/Aaa)(a) (continued)
$ 860,000	5.000%		08/15/35	$ 961,232
975,000	5.000		08/15/36	1,078,466
Collin County TX Municipal Utility District No. 2 GO Bonds Series 2024 (BAM) (AA/Baa1)(a)
1,675,000	4.000		09/01/35	1,730,972
County of Hidalgo TX GO Bonds Series 2025 (AA-/Aa2)(a)
1,085,000	5.000		08/15/38	1,244,501
Dallas Fort Worth International Airport Revenue Bonds Refunding Series 2023 B (AA-/A1)(a)
1,000,000	5.000		11/01/39	1,112,925
Dallas Fort Worth International Airport Revenue Bonds Series A-1 (AMT) (AA-/A1)(a)
3,750,000	5.250		11/01/38	4,238,707
Dallas Metrocare Services Revenue Bonds Series 2025 (NR/Aa3)
500,000	5.000		11/01/34	580,718
500,000	5.000		11/01/35	583,008
525,000	5.000	(a)	11/01/36	598,446
590,000	5.000	(a)	11/01/38	661,680
Greenville TX Electric System Revenue Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.000		02/15/47	1,030,905
Harris County Municipal Utility District No 105 GO Bonds (Refunding) Series 2022 (BAM) (AA/NR)(a)
970,000	4.000		03/01/33	1,024,144
Harrisburg Redevelopment Authority Tax Allocation Series 2025 (AG) (AA/A1)(a)
500,000	5.000		09/01/35	568,352
Laredo TX GO Bonds Series 2022 (AA/Aa2)(a)
1,740,000	5.000		02/15/40	1,902,141
North Texas Higher Education Authority, Inc. Revenue Bonds Series A (AMT) (AA/NR)
1,000,000	5.000		06/01/33	1,079,946
Northampton Municipal Utility District GO Bonds Series 2025 (BAM) (AA/A2)(a)
535,000	5.000		03/01/33	575,347
565,000	5.000		03/01/34	606,320
595,000	4.000		03/01/35	609,436
625,000	4.000		03/01/36	634,495
655,000	4.000		03/01/37	661,671
Port Freeport TX Revenue Bonds Series 2024 (AMT) (A/NR)
1,550,000	6.000		06/01/34	1,793,914
1,655,000	4.000	(a)	06/01/35	1,708,823

				40,775,450

Utah(a) – 0.2%
Salt Lake City UT Airport Revenue Bonds Series B (A+/A1)
500,000	5.000		07/01/34	515,365

Vermont – 0.7%
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (A/NR)
780,000	5.000		06/15/27	796,875
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AAA/NR)
400,000	5.000		06/15/26	402,680
Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR)
400,000	5.000		06/15/29	419,357
455,000	5.000		06/15/30	485,360

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Vermont – (continued)
Vermont Student Assistance Corp. Revenue Bonds Series 2021 (A/NR) (continued)
$475,000	5.000%		06/15/31	$ 512,105

2,616,377

Virginia(a) – 1.0%
Isle of Wight County Economic Development Authority Revenue Bonds (Riverside Health System) Series 2023 (AG) (AA/NR)
1,000,000	5.250		07/01/43	1,090,705
Virginia Housing Development Authority Revenue Bonds Series 2023 F (AA+/Aa1)
2,500,000	5.150		11/01/48	2,553,249

				3,643,954

Washington(a) – 0.8%
Port of Seattle WA Special Facilities Revenue Bonds (Refunding) Series 2013 (A+/A1)
900,000	3.600		06/01/26	900,295
Port of Seattle WA Special Facilities Revenue Bonds Series 2017 (AA-/Aa3)
1,500,000	5.000		05/01/37	1,528,656
Washington State Health Care Facilities Authority Revenue Bonds (Refunding-Providence St. Joseph Health) Series B (A/A3)
150,000	5.000		10/01/30	159,413
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
275,000	3.450		12/01/30	275,085

				2,863,449

Wisconsin – 4.6%
City of Milwaukee WI GO Bonds (Refunding) Series 2022 (AG) (AA/NR)(a)
2,000,000	5.000		04/01/35	2,230,423
City of Milwaukee WI GO Bonds Series 2020 (BAM) (AA/NR)(a)
2,580,000	4.000		04/01/35	2,670,449
County of Milwaukee WI Airport Revenue Bonds Series A (AMT) (NR/A1)
1,010,000	5.000		12/01/31	1,123,266
935,000	5.000		12/01/32	1,050,726
1,010,000	5.000		12/01/33	1,145,649
1,010,000	5.000		12/01/34	1,151,820
700,000	5.000	(a)	12/01/35	793,253
500,000	5.000	(a)	12/01/36	561,412
Racine Unifield School District GO Bond (Refunding) Series 2025 (AG) (AA/Aa3)(a)
1,275,000	5.000		04/01/39	1,413,354
900,000	5.000		04/01/40	992,611
Tomorrow River School District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,910,000	4.000		03/15/41	1,953,417
Wisconsin Public Finance Authority Revenue Bonds (Taxable Refunding Hawaii Pacific Health Obligated Group) Series A (NR/A1)(a)
1,170,000	4.082		07/01/29	1,171,592

				16,257,972

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $347,709,247)				$349,229,119

THE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 2.5%
State Street Institutional US Government Money Market Fund - Premier Class
8,913,215	3.650%	$ 8,913,215
(Cost $8,913,215)

TOTAL INVESTMENTS – 101.4% (Cost $356,622,462)		$358,142,334

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(5,091,855)

NET ASSETS – 100.0%		$353,050,479

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2026.

(c)	Rate shown is that which is in effect on January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	—Alternative Minimum Tax
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
WR	—Withdrawn Rating

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – 98.4%
Alabama(a) – 0.9%
Special Care Facilities Financing Authority of the City of Pell City Alabama Revenue Bonds (Refunding - Noland Health Services Inc.) Series 2021 (A/NR)
$ 2,000,000	5.000%	12/01/31	$ 2,199,225

Arizona(a) – 1.1%
Arizona Industrial Development Authority Revenue Bonds Series 2022 (A+/NR)
2,680,000	4.000	11/01/40	2,612,527

Illinois(a) – 0.4%
Woodford Lasalle Livingston Etc. Counties IL Community Unit School District GO Bonds Series A (BAM) (AA/NR)
500,000	4.000	12/01/34	515,551
500,000	4.000	12/01/35	513,778

			1,029,329

Indiana(a) – 0.9%
Shelbyville Redevelopment Authority Revenue Bonds Series 2021 (AA-/NR)
500,000	3.000	08/01/33	493,904
Whitestown Redevelopment Authority (Lease Rental Multipurpose Refunding Revenue)- Series 2021 (AA+/NR)
1,575,000	3.000	08/01/32	1,596,871

			2,090,775

Missouri – 94.4%
Andrew County Reorganized School District No. 3 Certificates of Participation Series 2023 (BAM) (AA/NR)(a)
2,000,000	4.000	04/15/43	1,995,169
Arnold MO Certificates of Participation (Refunding) Series 2019 (A+/NR)(a)
760,000	4.000	08/15/28	772,371
825,000	4.000	08/15/30	837,932
555,000	4.000	08/15/31	563,193
Boone County MO R-1 Reorganized School District GO Bonds (Direct Deposit Program) Series R (AA+/NR)(a)
750,000	4.000	03/01/41	763,291
Brentwood MO Certificates of Participation Series 2018 (AA-/NR)(a)
1,655,000	4.000	10/01/34	1,663,178
Brentwood Public Library Certificates of Participation Series 2024 (A+/NR)(a)
1,305,000	5.500	04/01/38	1,458,915
Cape Girardeau County MO Reorganized School District No. R-2 GO Bonds (Kearney Direct Deposit Program) Series 2018 (AA+/NR)(a)
750,000	4.000	03/01/37	762,094
City of Blue Springs MO GO Bonds Series 2025 (AA/NR)(a)
750,000	5.000	03/01/37	864,634
1,500,000	5.000	03/01/38	1,720,572
1,000,000	5.000	03/01/39	1,140,266
1,000,000	5.000	03/01/40	1,122,537
City of Brentwood MO Certificates of Participation Series 2019 (AA-/NR)(a)
1,415,000	4.000	10/01/36	1,420,491
City of Carthage MO Certificates of Participation Series 2022 (A+/NR)(a)
1,145,000	5.000	05/01/37	1,216,947
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a)
505,000	3.000	10/01/30	509,351

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
City of Florissant MO Certificates of Participation (Refunding) Series 2021 (NR/WR)(a) (continued)
$ 570,000	3.000%		10/01/34	$ 565,419
City of Jennings MO Certificates of Participation Series 2021 (NR/NR)(a)
1,095,000	4.000		03/01/31	1,084,509
1,230,000	4.000		03/01/34	1,192,765
750,000	4.000		03/01/37	698,267
530,000	4.000		03/01/40	461,417
City of Kansas City MO Special Obligation Revenue Bonds Series 2021 (AA-/A1)(a)
1,000,000	5.000		04/01/35	1,109,528
760,000	5.000		04/01/36	837,273
1,435,000	5.000		04/01/37	1,573,456
City of Kansas City MO Special Obligation Revenue Bonds Series 2024 (AA-/A1)(a)
1,500,000	5.000		04/01/35	1,749,784
City of Republic MO Revenue Bonds Series 2022 (A+/NR)(a)
920,000	4.000		05/01/34	958,183
640,000	4.000		05/01/35	663,748
685,000	4.000		05/01/36	707,242
Clay Jackson & Platte County Consolidated Public Library District No. 3 Certificates of Participation (Refunding Library Project) Series 2025 (NR/Aa3)
1,000,000	5.000		03/01/34	1,153,626
750,000	5.000	(a)	03/01/35	859,188
950,000	5.000	(a)	03/01/36	1,077,061
700,000	5.000	(a)	03/01/37	785,942
Clinton School District MO GO Bonds (Refunding) Series 2024 A (AA+/NR)(a)
1,860,000	5.000		03/01/41	2,041,593
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)(a)
500,000	4.000		10/01/42	500,011
County of Barry MO Certificate of Participation Series 2023 (NR/A3)
640,000	5.000		10/01/29	676,625
670,000	5.000		10/01/30	714,739
705,000	5.000		10/01/31	756,091
740,000	5.000	(a)	10/01/32	800,460
County of St. Charles MO Special Obligation Revenue Bonds Series 2024 (AA/NR)(a)
1,945,000	4.000		04/01/38	2,028,919
Fenton MO Fire Protection District GO Bonds Series 2019 (AA+/NR)(a)
625,000	4.000		03/01/34	631,459
Fort Zumwalt School District GO Bonds (Refunding) Series 2024 (AA+/NR)(a)
1,425,000	5.250		03/01/34	1,641,310
1,115,000	5.250		03/01/35	1,275,404
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series A (A+/NR)(a)
715,000	4.000		12/30/32	759,908
Greene County MO Certificates of Participation Series 2018 (NR/Aa2)(a)
1,130,000	5.000		09/01/36	1,183,180
1,000,000	5.000		09/01/37	1,044,223
Greene County MO Reorganized School District No. R-2 GO Bonds Series 2018 (Liberty School Building Direct Deposit Program) (AA+/NR)(a)
875,000	5.000		03/01/38	891,696

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Hannibal MO Industrial Development Authority Revenue Bonds (Hannibal Regional Hospital Healthcare System, Inc.) Series 2017 (BBB-/NR)(a)
$ 3,225,000	5.000%		10/01/37	$ 3,234,318
Hazelwood School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000		03/01/42	799,525
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2021 A (AA/Aa2)(a)
2,500,000	4.000		07/01/39	2,547,684
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (BJC Health System) Series 2025 A (AA/Aa2)
1,040,000	5.000		04/01/38	1,226,848
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (Mercy Health) Series A (A+/A1)(a)
500,000	5.500		12/01/41	561,704
Health & Educational Facilities Authority of the State of Missouri Health Facilities Revenue Bonds (SSM Health) Series A (A+/WR)(a)
500,000	5.000		06/01/34	561,450
Health & Educational Facilities Authority Of The State Of Missouri Revenue Bonds (Mercy Health) Series 2014 F (A+/A1)(a)
6,000,000	5.000		11/15/45	6,002,320
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding) Series 2021 (BBB+/NR)(a)
350,000	4.000		02/15/34	347,770
400,000	4.000		02/15/35	395,647
580,000	4.000		02/15/36	568,729
700,000	4.000		02/15/37	680,799
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds (Refunding-COX Health Obligated Group) Series 2025 B (NR/A2)
2,850,000	5.000		11/15/32	3,216,320
2,225,000	5.000		11/15/33	2,527,760
Independence MO School District GO Bonds (Direct Deposit Program) Series 2021 (AA+/NR)(a)
1,470,000	3.250		03/01/38	1,458,791
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)(a)
960,000	3.000		04/01/26	960,257
Jackson County MO Reorganized School District No. 7 Certificates of Participation Series 2016 (AA-/NR)(a)
700,000	4.000		05/01/27	702,488
630,000	4.000		05/01/29	632,383
Jackson County MO Reorganized School District No.4 Blue Springs GO Bonds (Direct Deposit Program) Series A (AA+/NR)(a)
1,000,000	5.500		03/01/35	1,080,958
1,000,000	5.500		03/01/36	1,076,206
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (BBB+/NR)(a)
475,000	3.000		04/15/28	471,744
575,000	3.250		04/15/30	572,603
550,000	3.300		04/15/31	545,595
700,000	3.375		04/15/32	690,161
Jackson County MO School District Hickman Mills C-1 GO Bonds (Refunding) Series 2020 (AA+/NR)
100,000	3.000		03/01/27	100,498
165,000	4.000	(a)	03/01/31	170,219
180,000	4.000	(a)	03/01/32	185,261
200,000	4.000	(a)	03/01/33	205,314

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson City MO School District Certificate of Participation Series 2021 (A+/NR)(a)
$ 1,220,000	4.000%		04/01/35	$ 1,255,892
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2017 (AA+/NR)(a)
15,000	4.000		03/01/30	15,017
Jefferson City MO School District GO Bonds (Direct Deposit Program) Series 2025 (AA+/NR)(a)
1,000,000	5.500		03/01/44	1,096,632
Jefferson County MO Industrial Development Authority Revenue Bonds (Riverview Bend Apartments) Series 2024 (FNMA) (NR/Aa1)
2,191,000	4.450		02/01/43	2,220,180
Jefferson County School District No R-1 Northwest GO Bonds Series 2025 (AA+/NR)(a)
1,185,000	5.250		03/01/44	1,293,592
Jefferson County School District No R-VI Festus Certificate of Participation (Refunding)Series 2021 (A/NR)(a)
585,000	3.000		04/01/29	588,395
605,000	3.000		04/01/30	609,395
420,000	3.000		04/01/31	423,420
460,000	3.000		04/01/33	460,570
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Taxable-Refunding-Freeman Health System Project) Series B (A+/NR)
1,020,000	2.558		02/15/26	1,019,518
815,000	2.844		02/15/28	797,598
825,000	2.894		02/15/29	798,024
Joplin MO Schools GO Bonds Buildings - Series 2020 (AA+/NR)(a)
1,285,000	3.000		03/01/35	1,275,645
Kansas City MO Industrial Development Authority Airport Special Obligation Revenue Bonds (Kansas City International Airport Terminal Modified Project) Series B (A/A2)
2,540,000	5.000		03/01/28	2,653,551
1,370,000	5.000		03/01/29	1,458,227
1,000,000	5.000	(a)	03/01/32	1,057,390
1,275,000	4.000	(a)	03/01/34	1,307,947
1,000,000	5.000	(a)	03/01/35	1,047,867
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A2)(a)
2,130,000	5.500		09/01/29	2,139,727
Lebanon MO Reorganized School District No. R-3 GO Bonds Series 2024 (AA+/NR)(a)
2,160,000	5.000		03/01/40	2,410,522
Marion & Ralls Counties MO School District No. 60 Hannibal GO Bonds (Refunding - Missouri Direct Deposit Program) Series 2025 (AA+/NR)(a)
575,000	5.875		03/01/37	704,044
1,000,000	5.875		03/01/38	1,218,401
400,000	5.750		03/01/41	467,406
575,000	5.750		03/01/42	663,322
Mineral Area MO Community College District GO Bonds Series 2024 (AG) (AA/Aa3)(a)
2,300,000	5.000		03/01/36	2,546,524
Mineral Area MO Community College District GO Bonds Series 2024 (AG) (AA/Aa3)(a)
1,940,000	5.000		03/01/34	2,173,645
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/Aa3)(a)
1,000,000	5.250		05/01/36	1,117,260

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Development Finance Board Revenue Bonds (Sant Louis Zoo Projects) Series 2022 (AA-/Aa3)(a) (continued)
$ 1,100,000	5.250%		05/01/37	$ 1,217,042
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Dogwood Energy Facility Project) Series 2024 B (BAM) (AA/A3)(a)
1,775,000	5.000		06/01/36	2,022,332
Missouri Joint Municipal Electric Utility Commission Revenue Bonds (Refunding - Prairie State Project) Series 2025 (NR/A2)(a)
1,000,000	5.000		12/01/39	1,131,957
Missouri Joint Municipal Electric Utility Commission Revenue Bonds Series 2022 (NR/A2)(a)
500,000	5.250		12/01/41	551,721
500,000	5.250		12/01/42	546,299
Missouri MO Development Finance Board Revenue Bond (City of Independence Missouri Events Center Project) (Refunding) Series 2021 (A-/NR)
895,000	4.000		04/01/31	933,051
990,000	4.000	(a)	04/01/32	1,037,657
1,095,000	4.000	(a)	04/01/33	1,142,438
Missouri Rolling Hills Consolidated Library District Certificates of Participation (Library Project) Series 2024 (NR/A2)(a)
1,430,000	4.250		05/01/44	1,390,072
1,275,000	4.500		05/01/49	1,219,375
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)(a)
635,000	2.000		04/01/27	629,303
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)(a)
1,440,000	4.500		06/01/28	1,441,326
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding- Southeast MO State University) Series 2019 (A/NR)
2,030,000	5.000		10/01/27	2,106,218
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Refunding-Kansas City Art Institute) Series 2018 (A-/NR)(a)
670,000	5.000		09/01/33	701,633
800,000	5.000		09/01/38	827,113
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Anthonys Medical Center) Series B (A+/NR)(a)
2,000,000	5.000		02/01/45	2,001,928
Missouri State Health & Educational Facilities Authority Revenue Bonds (Kansas City University of Medicine & Biosciences) Series A (NR/A1)(a)
950,000	5.000		06/01/34	977,751
1,100,000	5.000		06/01/37	1,127,041
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Children’s Mercy Hospital) Series 2016 (AA-/NR)(a)
1,250,000	4.000		05/15/33	1,252,700
250,000	4.000		05/15/39	250,168
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series B (FHLMC/FNMA/GNMA) (AA+/NR)(a)
330,000	2.400		11/01/30	317,490
310,000	2.500		05/01/31	298,763
320,000	2.550		11/01/31	307,906
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series C (FHLMC/FNMA/GNMA) (AA+/NR)(a)
2,990,000	4.050		11/01/39	3,005,100

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (First Place Homeownership Loan Program) Series G (FHLMC/FNMA/GNMA) (AA+/NR)
$ 865,000	3.600%		05/01/32	$ 886,934
495,000	3.750	(a)	05/01/35	504,171
495,000	3.800	(a)	11/01/35	502,651
495,000	3.850	(a)	05/01/36	502,474
490,000	3.900	(a)	11/01/36	496,357
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series D (FHMLC/FNMA/GNMA) (AA+/NR)(a)
245,000	3.050		11/01/28	246,076
220,000	3.150		11/01/29	221,376
240,000	3.250		11/01/30	241,079
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series F (FHMLC/FNMA/GNMA) (AA+/NR)(a)
1,205,000	4.100		11/01/36	1,237,546
Neosho R-V School District GO Bonds (Refunding) Series 2025 (AA+/NR)
2,000,000	4.000		03/01/37	2,100,381
Nixa MO Public Schools Certificates of Participation Series 2021 (A/NR)(a)
1,465,000	3.000		04/01/39	1,348,381
North Jefferson County MO Ambulance District GO Bonds Series 2022 (AG) (AA/NR)(a)
650,000	5.000		03/01/40	700,354
North Kansas City MO School District No. 74 GO Bonds Series 2022 (AA+/Aa1)(a)
2,000,000	5.250		03/01/39	2,232,150
O’Fallon Fire Protection District GO Bonds Series 2023 (NR/Aa2)(a)
510,000	4.000		03/01/38	534,446
530,000	4.000		03/01/39	552,422
575,000	4.000		03/01/41	591,383
Orchard Farm MO R-V School District Certificates of Participation Series 2022 A (A/NR)(a)
2,565,000	5.250		04/01/40	2,703,679
Ozark MO Certificates of Participation Series 2014 (A+/NR)(a)
500,000	5.000		09/01/44	500,895
Ozark MO Reorganized School District No. R-6 GO Bonds Series B (AA+/NR)(a)
400,000	3.000		03/01/36	396,678
750,000	4.000		03/01/39	764,545
Platte County Reorganized School District No. R-3 GO Bonds (Refunding) Series 2021 (AA/NR)(a)
2,155,000	5.250		03/01/40	2,371,058
Polk County Mo School District No. R-1 GO Bonds (Bolivar Refunding) Series 2021 (A/NR)(a)
625,000	3.000		03/01/33	632,487
1,600,000	3.000		03/01/35	1,616,300
Public Water Supply District No. 3 of Franklin County MO Certificate Participation Series 2025 (A+/NR)(a)
1,000,000	5.250		12/01/36	1,129,486
1,055,000	5.250		12/01/37	1,184,551
Rock Community Fire Protection District GO Bonds Series 2026 (AA-/NR)(a)
765,000	4.000		03/01/38	792,773
830,000	4.000		03/01/40	845,912
635,000	4.000		03/01/41	642,516
795,000	4.000		03/01/42	798,406
Rolla MO Certificates of Participation Series B (A+/NR)(a)
225,000	3.150		07/01/27	225,118
410,000	3.450		07/01/32	410,101

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla School District No. 31 GO Bonds (Missouri Direct Deposit Program) Series 2023 (AA+/NR)(a)
$ 925,000	5.000%		03/01/41	$ 994,788
Saint Louis MO Airport Revenue Bonds (Refunding -St. Louis Lambert International Airport) Series A (NR/A2)
1,500,000	5.000		07/01/31	1,648,210
1,355,000	5.000		07/01/32	1,499,146
Saint Louis MO Airport Revenue Bonds (Refunding) Series 2017 C (AG) (AA/A1)(a)
3,745,000	5.000		07/01/42	3,807,260
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 (BAM) (AA/NR)(a)
1,000,000	4.000		04/01/37	1,025,358
Southeast Missouri State University Revenue Bonds (Refunding) Series 2020 (BAM) (AA/NR)(a)
1,465,000	4.000		04/01/40	1,481,634
Southern Platte MO Fire Protection District Series 2018 (NR/Aa2)(a)
540,000	4.000		03/01/38	540,130
Springfield MO Special Obligation Revenue Bonds (Refunding) Series B (AMT) (NR/Aa2)
2,275,000	5.000		07/01/27	2,348,115
1,220,000	5.000	(a)	07/01/28	1,258,319
1,400,000	5.000	(a)	07/01/30	1,442,636
Springfield MO Special Obligation Revenue Bonds Series 2020 (NR/Aa2)(a)
470,000	4.000		11/01/34	483,579
475,000	4.000		11/01/35	487,064
815,000	4.000		11/01/36	833,255
845,000	4.000		11/01/37	859,605
920,000	4.000		11/01/38	933,565
St Louis Land Clearance for Redevelopment Authority Revenue Bonds (Refunding) Series A (A/NR)(a)
2,300,000	2.125		04/01/39	1,841,089
St. Charles County Public Water Supply District No. 2 Certificates of Participation (Water Utility IMPS) Series 2022 (AA/NR)(a)
2,000,000	4.000		12/01/44	1,946,204
St. Charles MO Certificates of Participation Series 2024 (NR/Aa3)(a)
660,000	5.000		02/01/37	749,722
695,000	5.000		02/01/38	784,245
730,000	5.000		02/01/39	815,050
670,000	5.000		02/01/40	743,114
St. Louis County MO Community College District Certificates of Participation Series 2017 (AA/NR)(a)
2,000,000	4.000		04/01/36	2,013,807
2,515,000	4.000		04/01/37	2,530,221
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
2,710,000	5.000		02/15/27	2,768,507
St. Louis MO Municipal Finance Corporation Sales Tax Leasehold Revenue Bonds (Refunding) Series 2016 (A/NR)(a)
2,595,000	4.000		02/15/35	2,596,903
Strafford Fire Protection District GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,125,000	5.000		03/01/40	1,185,144
Taney County Public Water Supply District No 3 Certification of Participation Series 2022 (A/NR)(a)
720,000	3.750		07/01/36	738,753
University City Municipal Library District Certification of Participation Series 2022 (NR/A1)(a)
710,000	3.000		04/15/39	648,526

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Missouri – (continued)
Valley Park Fire Protection District MO GO Bonds (Prerefunded) Series 2019 (NR/NR)(a)(b)
$ 180,000	4.000%		03/01/27	$ 183,189
Valley Park Fire Protection District MO GO Bonds (Unrefunded) Series 2019 (AA/NR)(a)
575,000	4.000		03/01/39	577,174
Valley Park MO Fire Protection District GO Bonds Series 2019 (AA/NR)(a)
450,000	4.000		03/01/35	454,394
500,000	4.000		03/01/37	504,041
Warrensburg MO School District No R-VI GO Bonds (Direct Deposit Program) Series 2020 (AA+/NR)(a)
500,000	3.000		03/01/36	490,741
560,000	3.000		03/01/37	538,139
Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
600,000	5.750		03/01/42	686,694
Warrensburg MO School District No R-VI GO Bonds (Refunding) Series 2025 (AA+/NR)(a)
525,000	5.750		03/01/41	608,611
Waynesville R-VI School District MO Certificate Participation Series 2025 (A/NR)(a)
625,000	5.000		04/15/35	713,824
440,000	5.000		04/15/37	493,255
855,000	5.000		04/15/38	953,586
500,000	5.000		04/15/39	554,502
Wentzville MO Certificates of Participation Series 2023 (NR/Aa3)
250,000	5.000		03/01/32	283,033
260,000	5.000		03/01/33	297,863
340,000	5.000	(a)	03/01/34	390,329
360,000	5.000	(a)	03/01/35	410,773
380,000	5.000	(a)	03/01/36	429,580
320,000	5.000	(a)	03/01/37	358,398
600,000	4.000	(a)	03/01/39	607,797
Wentzville R-IV School District MO Lease Certificates of Participation (Refunding & Improvement Certificates) Series 2016 (NR/A1)(a)
1,800,000	4.000		04/01/33	1,800,969
1,800,000	4.000		04/01/34	1,800,904
Wright City MO GO Bonds Series 2024 (A+/NR)(a)
415,000	4.000		03/01/38	430,001
435,000	4.000		03/01/39	449,052
455,000	4.000		03/01/40	466,910
495,000	4.000		03/01/42	500,527
Wright City R-II School District GO Bonds Series 2022 (AG) (AA/NR)(a)
1,055,000	6.000		03/01/34	1,259,583

				221,173,918

North Dakota(a) – 0.1%
North Dakota State Housing Finance Agency Homeownership Revenue Bonds (Home Mortgage Finance Program) Series C (NR/Aa1)
105,000	3.150		01/01/36	101,713

Ohio(a) – 0.6%
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3)
695,000	2.125		12/01/34	609,730

THE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Ohio(a) – (continued)
Dayton City School District Certificates of Participation (Ohio School Facilities Project) Series 2021 (NR/A3) (continued)
$ 715,000	3.000%	12/01/35	$ 684,427

			1,294,157

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $231,651,809)			$230,501,644

Shares	Dividend Rate		Value

Investment Company – 2.0%
State Street Institutional US Government Money Market Fund - Premier Class
4,701,215	3.650%		$ 4,701,215
(Cost $4,701,215)

TOTAL INVESTMENTS – 100.4% (Cost $236,353,024)			$235,202,859

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(962,132)

NET ASSETS – 100.0%			$234,240,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
NR	— Not Rated
WR	— Withdrawn Rating

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – 102.0%
Indiana – 7.4%
Carmel IN Local Public Improvement Bond Bank Revenue Bonds Series B-1 (AA/NR)(a)
$ 440,000	4.000%		01/15/35	$ 445,235
City of Martinsville Indiana Government Facility Building Corp. Revenue Bonds Series 2023 (BAM) (AA/NR)(a)
500,000	5.250		08/01/37	551,838
500,000	5.250		08/01/42	533,205
Frankfort Redevelopment Authority Revenue Bonds Riverfront Phase II Project Series 2022 (BAM) (AA/NR)(a)
1,500,000	5.000		08/01/38	1,644,436
Indianapolis Local Public Improvement Bond Bank Revenue Bonds (City Moral Obligation - Subordinate) Series 2023 (BAM) (AA/NR)(a)
1,750,000	5.250		03/01/43	1,885,633
Northwestern School Building Corp. Revenue Bonds Series 2023 (AA+/NR)(a)
550,000	6.000		07/15/36	632,668
600,000	6.000		07/15/37	686,340
Whitestown Redevelopment Authority Redevelopment Authority Lease Rental Revenue Bonds(Taxable-Refunding) Series 2021 (AA+/NR)
1,530,000	3.000		08/01/31	1,551,463

				7,930,818

Kansas – 91.5%
Arkansas City Cowley County Unified School District No. 470 GO Bonds (Refunding) Series 2026 (BAM) (AA/NR)(a)
890,000	5.000		09/01/36	1,023,315
850,000	5.000		09/01/37	968,586
850,000	5.000		09/01/38	962,074
Arkansas City KS Public Building Commission Revenue Bonds (Refunding) Series 2019 (A/NR)
560,000	5.000		09/01/27	581,411
585,000	5.000		09/01/28	621,064
415,000	5.000	(a)	09/01/29	445,852
Atchison County KS Unified School District No. 409 GO Bonds (Refunding) Series 2024 (BAM) (AA/NR)(a)
920,000	5.000		09/01/36	1,013,502
Blue Valley KS Recreation Commission Certificates of Participation Series 2025 B (AG) (AA/Aa2)(a)
705,000	5.000		04/01/37	804,576
745,000	5.000		04/01/38	843,514
780,000	5.000		04/01/39	877,183
Bourbon County KS Unified School District No. 234-Fort Scott Certificates of Participation Series 2023 (AG) (AA/NR)(a)
830,000	4.000		09/01/39	848,050
Butler County KS Unified School District No. 385 GO Bonds (Refunding-School Building) Series 2017 (AA-/Aa3)(a)
500,000	4.000		09/01/31	511,062
Butler County Unified School District No. 402 Augusta GO Bonds (Refunding) Series 2025 (BAM) (AA/A1)(a)
200,000	5.250		09/01/35	231,717
200,000	5.250		09/01/36	228,971
285,000	5.250		09/01/37	323,403
415,000	5.250		09/01/38	468,368
Chisholm Creek Utility Authority Revenue Bonds (Cities of Belaire and Park City, Kansas Project) Series 2025 (AG) (AA/NR)(a)
1,000,000	5.000		09/01/38	1,144,693
1,000,000	5.000		09/01/39	1,137,168
City of Abilene KS Public Building Commission Revenue Bonds (Refunding-Hospital District No. 1) Series 2017 (AA-/NR)(a)
600,000	4.000		12/01/29	615,523
650,000	4.000		12/01/30	666,626

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
City of Andover KS GO Bonds Series 2025 A (BAM) (AA/NR)(a)
$ 635,000	4.000%		10/01/38	$ 660,975
655,000	4.000		10/01/39	677,939
City of Bel Aire KS GO Bonds Series 2025 (BAM) (AA/NR)(a)
510,000	4.000		11/01/40	525,727
530,000	4.000		11/01/41	542,352
City of Lawrence KS Water & Sewage System Revenue Bonds Series 2023 (NR/Aa2)(a)
1,500,000	4.000		11/01/40	1,537,046
City of Olathe KS Water & Sewer System Revenue Bonds Series 2025 (AA+/NR)(a)
2,035,000	4.000		07/01/38	2,118,895
City of Topeka KS Combined Utility Revenue Bonds (Refunding) Series A (NR/Aa3)(a)
650,000	3.000		08/01/32	644,414
City of Valley Center KS GO Bonds (Refunding) Series 1 (AA/NR)(a)
500,000	5.000		12/01/37	567,035
530,000	5.000		12/01/38	597,915
550,000	5.000		12/01/39	616,548
County of Logan KS GO Bonds (Refunding) Series B (AG) (AA/NR)
1,250,000	5.000		12/01/29	1,368,326
700,000	5.250	(a)	12/01/37	812,408
Crawford County Unified School District No. 250 Pittsburg GO Bonds Series 2022 (BAM) (AA/A2)(a)
750,000	4.000		09/01/41	763,037
Dickinson County KS Public Building Commission Revenue Bonds Series 2018 (AA-/NR)(a)
1,550,000	3.250		08/01/33	1,556,506
1,000,000	5.000		08/01/44	1,024,723
Dickinson County KS Unified School District No. 435 GO Bonds (Taxable-Refunding) Series 2019 (A+/NR)(a)
375,000	2.950		09/01/32	349,629
Douglas County KS Unified School District No. 348 Baldwin GO Bonds (Refunding) Series 2024 (AG) (AA/NR)(a)
1,220,000	5.000		09/01/38	1,315,118
1,280,000	5.000		09/01/39	1,371,390
Douglas County KS Unified School District No. 491 GO Bonds (Edora-Refunding) Series A-2023 (AG) (AA/A2)(a)
1,785,000	5.000		09/01/40	1,931,728
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)(a)
1,530,000	4.000		09/01/30	1,543,537
Geary County Public Building Commission Revenue Bonds Series 2022 (A+/NR)(a)
1,000,000	5.000		08/01/47	1,013,250
Goddard City KS GO Bonds Series A (AG) (AA/NR)(a)
565,000	4.000		10/01/37	590,669
670,000	4.000		10/01/38	694,199
695,000	4.000		10/01/39	713,214
Harvey County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
430,000	4.000		09/01/31	458,482
450,000	4.000		09/01/32	476,649
Harvey County Unified School District No. 440 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
925,000	5.000		09/01/36	1,009,572
510,000	5.000		09/01/37	553,740
1,495,000	5.000		09/01/42	1,576,024
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a)
585,000	5.500		09/01/33	652,715

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Jefferson County Unified School District No. 343 Perry GO Bonds (Refunding) Series 2023 (AG) (AA/A1)(a) (continued)
$ 620,000	5.500%	09/01/34	$ 689,171
655,000	5.500	09/01/35	724,931
500,000	5.500	09/01/38	546,806
1,000,000	5.500	09/01/43	1,061,644
Johnson & Miami Counties KS Unified School District No. 230 GO Bonds Series A (NR/A1)(a)
1,000,000	4.000	09/01/32	1,013,487
Johnson & Miami County KS Unified School District No. 230 GO Bonds Series B (NR/A1)(a)
1,000,000	4.000	09/01/33	1,003,837
Johnson County KS Unified School District No. 231 GO Bonds(Refunding-Gardner-Edgerton) Series 2023 (AA-/NR)
750,000	5.000	10/01/30	837,741
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds Series A (NR/Aaa)(a)
1,500,000	5.000	10/01/41	1,653,082
785,000	5.000	10/01/42	855,859
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series C (NR/A3)(a)
1,470,000	4.000	07/01/34	1,524,447
Kansas State Development Finance Authority Revenue Bonds (Refunding-State of Kansas Project) Series F (A+/Aa3)(a)
1,895,000	3.000	11/01/32	1,899,187
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa3)(a)
2,000,000	4.000	03/01/31	2,001,351
Lawrence KS Hospital Revenue Bonds (Refunding) (Lawrence Memorial Hospital) Series A (BBB+/NR)(a)
1,715,000	5.000	07/01/32	1,794,306
1,335,000	4.000	07/01/37	1,342,297
Leavenworth County KS Unified School District No. 453 GO Bonds Series A (NR/Aa3)(a)
1,165,000	4.000	09/01/31	1,175,070
Lyon County KS Unified School District No. 253 Emporia GO Bonds Series 2019 (NR/A1)(a)
1,050,000	4.000	09/01/33	1,066,924
Marion County KS Unified School District No. 410 Durham Etc GO Bonds Series 2024 (AG) (AA/NR)(a)
700,000	5.000	09/01/36	790,352
880,000	5.000	09/01/38	984,502
475,000	4.000	09/01/39	490,149
Miami County Unified School District No. 367 Osawatomie GO Bonds Series 2025 (BAM) (AA/A3)(a)
500,000	5.250	09/01/39	557,425
Miami County Unified School District No. 416 GO Bonds (Refunding) Series 2020 (AA-/NR)(a)
200,000	3.000	09/01/39	184,275
380,000	3.000	09/01/40	345,115
320,000	3.000	09/01/41	284,920
Minneola Unified School District No. 219 GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
1,315,000	5.000	09/01/34	1,466,650
Nemaha County Unified School District GO Bonds (Refunding) Series 2023 (BAM) (AA/NR)(a)
750,000	5.000	09/01/43	787,982
Osage County KS GO Bonds (Refunding) Series A (NR/NR)(a)
570,000	3.000	09/01/36	539,437
350,000	3.000	09/01/38	315,143
575,000	3.000	09/01/41	504,095

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 261 GO Bonds (Refunding) Series A (AG) (AA/NR)(a)
$2,170,000	5.000%	11/01/37	$ 2,461,925
Sedgwick County KS Unified School District No. 261 GO Bonds Series 2016 (NR/A2)(a)
985,000	3.000	11/01/32	985,765
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa2)(a)
485,000	4.000	09/01/30	485,505
1,000,000	4.000	09/01/31	1,000,986
1,065,000	5.000	09/01/32	1,067,160
Shawnee County KS Public Building Commission Revenue Bond (Expocentre Project) Series 2018 (NR/Aa1)(a)
300,000	4.000	09/01/29	306,675
650,000	4.000	09/01/30	664,792
Shawnee County KS Unified School District No. 437 GO Bonds (Refunding) Series 2022 (NR/Aa2)(a)
1,400,000	5.000	09/01/39	1,544,714
Shawnee County KS Unified School District No. 437 GO Bonds Series 2024 (AAA/Aa2)(a)
1,000,000	5.000	09/01/36	1,152,942
750,000	5.000	09/01/37	861,255
State of Kansas Department of Transportation High Way Revenue Bonds Series A (AA/Aa2)(a)
1,250,000	5.000	09/01/32	1,299,577
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2021 A-2 (AG) (AA/A1)
555,000	4.000	07/01/29	577,174
Topeka KS Washburn University Revenue Bonds (Refunding) Series 2026 (BAM) (AA/A1)(a)
1,155,000	5.000	07/01/37	1,326,907
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series 2015 (AA-/NR)(a)
2,000,000	5.000	09/01/45	2,000,592
University of Kansas Hospital Authority (Health Facilities) Revenue Bonds Series A (AA-/NR)(a)
1,930,000	5.000	09/01/48	1,948,491
Wabaunsee County Unified School District No. 330 Mission Valley GO Bonds Series 2022 (BAM) (AA/NR)(a)
1,000,000	5.500	09/01/42	1,085,743
Wichita City KS Revenue Bonds (Market Center Apartments) Series 2025 (NR/Aa1)(a)(b)(c)
2,000,000	3.150	02/01/30	2,015,089
Wichita KS GO Bonds (AMT-Airport) Series 2015 (AAA/Aa2)(a)
2,365,000	5.000	12/01/35	2,368,589
Wichita KS Sales Tax Special Obligation Revenue Bonds (River District Stadium Star Bond Project) Series 2018 (NR/A1)(a)
1,000,000	5.000	09/01/32	1,034,992
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds (Refunding & Improvement) Series A (A/A2)(a)
1,000,000	5.000	09/01/26	1,003,372
1,000,000	4.250	09/01/39	1,000,066
Wyandotte County Unified School District No. 203 Piper GO (Refunding) Series A (AG) (AA/NR)(a)
525,000	5.000	09/01/40	569,116

THE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Unified School District No. 500 Kansas City GO Bonds Series 2025 (BAM) (AA/A1)(a)
$1,500,000	5.000%	09/01/46	$ 1,568,302

			97,350,334

Ohio(a) – 0.9%
Elyria OH Library Improvement Revenue Bonds Series 2018 (A+/NR)
1,000,000	4.000	12/01/42	971,795

Texas(a) – 1.7%
Arlington Higher Education Finance Corp. Revenue Bonds (Trinity Basin Preparatory, Inc.) Series 2023 (PSF-GTD) (AAA/NR)
625,000	5.000	08/15/38	695,917
Sabine-Neches Navigation District GO Bonds Series 2022 (Sabine -Neches Waterway Project) (NR/Aa2)
500,000	5.250	02/15/38	549,397
500,000	5.250	02/15/39	546,832

			1,792,146

Wisconsin(a) – 0.5%
Wisconsin Health & Educational Facilities Authority Revenue Bonds Series 2022 (A+/A2)
500,000	5.000	12/01/38	553,769

TOTAL MUNICIPAL BOND OBLIGATIONS (Cost $108,232,943)			$108,598,862

Shares	Dividend Rate	Value

Investment Company – 0.7%
State Street Institutional US Government Money Market Fund - Premier Class
717,532	3.650%	$ 717,532
(Cost $717,532)

TOTAL INVESTMENTS – 102.7% (Cost $108,950,475)		$109,316,394

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.7)%		(2,873,250)

NET ASSETS – 100.0%		$106,443,144

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates.

(b)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2026.

(c)	Rate shown is that which is in effect on January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
GO	— General Obligation
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund

THE COMMERCE FUNDS

Schedule of Investments

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

Commerce is subject to the Trust’s Board of Trustees oversight and certain reporting and other requirements, which are intended to provide the Trust’s Board of Trustees with the information needed to oversee Commerce’s fair value determinations. The Trust’s Board of Trustees has approved valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has designated Commerce as the “valuation designee” to make all necessary determinations of fair value for portfolio investments for which market quotations are not readily available. Commerce has established a valuation committee (“Valuation Committee”) to undertake the day-to-day responsibility for implementing, performing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, the Valuation Committee regularly performs price verifications and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by the Adviser to not represent fair value, equity securities may be valued at the closing bid price. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies in which the Funds may invest. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds may invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments have a readily determinable fair value, they are classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s or Valuation Committee’s analysis of the market value of the security.

ii. Treasury Inflation Indexed Securities —These are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government. The value of U.S. Treasury inflation protected public obligations will generally fluctuate in response to changes in real interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Inflation-protected bonds typically have lower yields than conventional fixed-rate bonds because of their inflation adjustment feature.

There is no collateral held as of January 31, 2026.

Short Term Investments — Short-term investments, except for Government obligations, having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. Government obligations maturing in less than 60 days shall be valued at their market price. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce, or the Valuation Committee on its behalf, believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Board. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buyouts; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2026:

GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$195,095,951	$—	$—
Exchange Traded Fund	4,508,066	—	—
Investment Company	19,924	—	—
Total	$199,623,941	$—	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$235,770,056	$—	$—
Exchange Traded Fund	3,442,348	—	—
Investment Company	356,187	—	—
Total	$239,568,591	$—	$—
MIDCAP GROWTH Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$134,335,080	$—	$—
Exchange Traded Fund	793,010	—	—
Investment Company	300,788	—	—
Total	$135,428,878	$—	$—

MIDCAP VALUE Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$34,216,117	$—	$—
Exchange Traded Fund	1,028,720	—	—
Investment Company	205,290	—	—
Total	$35,450,127	$—	$—

BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$126,474,427	$—
Municipal Bond Obligations	—	81,565,309	—
Mortgage-Backed Obligations	—	332,931,837	—
Corporate Obligations	—	444,603,111	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	234,363,845	4,835,447	—
Investment Company	14,077,618	—	—
Exchange Traded Fund	2,533,500	—	—
Total	$250,974,963	$990,410,131	$—

SHORT-TERM GOVERNMENT Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$252,182	$—
Mortgage-Backed Obligations	—	14,,575,256	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	13,111,172	503,264	—
Investment Company	1,712,994	—	—
Total	$14,824,166	$15,330,702	$—

NATIONAL TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$349,229,119	$—
Investment Company	8,913,215	—	—
Total	$8,913,215	$349,229,119	$—

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MISSOURI TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$230,501,644	$—
Investment Company	4,701,215	—	—
Total	$4,701,215	$230,501,644	$—

KANSAS TAX-FREE INTERMEDIATE BOND Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$108,598,862	$—
Investment Company	717,532	—	—
Total	$717,532	$108,598,862	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Credit Risk — The Bond Fund, The Short-Term Government Fund, The National Tax-Free Intermediate Bond Fund, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund, together (the “Fixed Income Funds”), are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s ability or willingness to make such payments.

High Yield Risk — The Bond Fund and the National, Missouri and Kansas Tax-Free Intermediate Bond Funds are subject to high yield risk. High yield securities are subject to greater levels of credit and liquidity risk. High yield securities are considered speculative with respect to an issuer’s ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk — The Fixed Income Funds are subject to interest rate risks. Interest rate risk is the risk that the value of the Fund’s portfolio will decline when interest rates rise. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Funds to sell assets at inopportune time or at a loss or depressed value and could hurt the Funds’ performance.

Investment Companies Risk — The Funds may invest, consistent with their respective investment objectives and strategies, in securities of other investment companies subject to statutory limitations prescribed by the Act. These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund’s total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies (except money market funds). The Funds will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fixed Income Funds are subject to liquidity risk. Each Fixed Income Fund may not be able to pay redemption proceeds within the time periods described in the Funds’ prospectus because of unusual market conditions, an unusually high number of redemption requests or other reasons. Liquidity risk may result from the lack of an active market or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Certain portfolio securities held by the Fixed Income Funds may be less liquid than others, which may make those securities difficult or impossible to sell at an advantageous time or price.

Market Risk — General economic conditions and/or the activities of individual companies may cause the value of the securities in a Fund to increase or decrease, sometimes rapidly or unpredictably. Your shares at redemption may be worth more or less than your initial investment. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities.

Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level. For instance, local or regional events such as financial institution failures, war, terrorism, market manipulation, government defaults, government shutdowns, natural/environmental disasters, the spread of infectious illness (including epidemics or pandemics) or other public health issues, recessions or other events can, all negatively impact the securities markets, which could cause the Funds to lose value. Any market disruptions could also prevent a Fund from executing advantageous investment decisions in a timely manner. Funds that have focused their investments in a region enduring geopolitical market disruption will face higher risks of loss. Thus, investors should closely monitor current market conditions to determine whether a specific Fund meets their individual financial needs and tolerance for risk.

Mid-Cap and Small-Cap Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risks associated with investing in equity securities of mid-cap companies. The MidCap Growth and MidCap Value Funds are also subject to the risks of investing in small-cap companies. Investing in securities of smaller and mid-sized companies may be riskier than investing in larger, more established companies. Smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, a Fund’s NAV may be subject to rapid and substantial changes.

Non-Diversified Risk — The Growth Fund is classified as a non-diversified fund under the Act. Non-diversified funds typically hold fewer securities than diversified funds do. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives.

THE COMMERCE FUNDS

Schedule of Investments (continued)

January 31, 2026 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Portfolio Concentration Risk — Under normal circumstances, the National Tax-Free Intermediate Bond Fund invests at least 80% of net assets plus any borrowings for investments purposes (measured at the time of purchase) in municipal bonds issued by or on behalf of the states, territories and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the income from which, in the opinion of bond counsel, is exempt from regular federal income and federal alternative minimum taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, The Missouri Tax-Free Intermediate Bond Fund and The Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of such Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of The Growth and MidCap Growth Funds may invest a significant amount of their assets in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. TheValue Fund’s and MidCap Value Fund’s performance may be adversely affected by events affecting the financial sectors, if it invests a relatively large percentage of its assets in those sectors. The financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital. The MidCap Growth and the MidCap Value Funds concentrate in mid-cap stocks. Investing in smaller and mid-sized companies may be riskier than investing in larger, more established companies.

The Bond Fund may invest up to 80% of its total assets in mortgage-backed and asset-backed securities. The Short-Term Government Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and government mortgage-backed securities and may also purchase other mortgage-backed and asset-backed securities sold by private issuers. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates, and greater risk of default during periods of economic downturns than other securities. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Quantitative Model Risk — The Growth, Value, MidCap Growth and MidCap Value Funds are subject to the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, technology malfunctions or programming flaws, among others. Results generated by such models may be impaired by errors in human judgement, data imprecision, software or other technology system malfunctions. The quantitative models used by the Adviser to manage The Growth, Value, MidCap Growth and MidCap Value Funds may not perform as expected, particularly in volatile markets.